NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Equity and Income Fund - Class A (VKEIA)
39,163 shares (cost $378,575)	$413,564
Growth and Income Fund - Class A (VKGIA)
38,478 shares (cost $915,204)	1,013,504
Invesco Mid Cap Growth Fund - Class A (VKGA)
112,321 shares (cost $3,900,899)	3,775,120
Aberdeen Small Cap Fund - Class A (PRSCA)
61,175 shares (cost $1,502,496)	2,019,396
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
49,301 shares (cost $506,858)	498,924
U.S. Equity Fund - Institutional Service Class (ADUES)
120,333 shares (cost $1,255,291)	1,450,018
International Growth Fund: Class A (TCIGA)
4,895 shares (cost $53,146)	52,671
International Growth Fund - Investor Class (TCIGR)
30,538 shares (cost $329,093)	325,837
Growth Fund - Investor Class (TCG)
170,250 shares (cost $4,509,639)	4,732,960
Income & Growth Fund - Class A (ACIGA)
42,479 shares (cost $1,168,039)	1,514,365
Income & Growth Fund - Investor Class (IGF)
97,239 shares (cost $2,867,538)	3,470,450
Short-Term Government Fund - Investor Class (BSTG)
115,544 shares (cost $1,123,647)	1,106,909
Ultra(R) Fund - Investor Class (TCUL)
193,116 shares (cost $5,357,420)	6,735,888
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
209,358 shares (cost $864,601)	793,465
Appreciation Fund, Inc. (DAF)
77,263 shares (cost $3,130,624)	2,582,891
Balanced Opportunity Fund - Class Z (DPBOZ)
43,888 shares (cost $792,527)	937,894
Dreyfus S&P 500 Index Fund (DSPI)
242,221 shares (cost $9,921,511)	11,788,919
Intermediate Term Income Fund - Class A (DPITIA)
100,985 shares (cost $1,399,467)	1,338,049
Opportunistic Small Cap Fund (DROSC)
3,340 shares (cost $104,974)	111,118
Third Century Fund, Inc. - Class Z (DTC)
41,602 shares (cost $578,616)	519,605
Bond Fund - Class F Shares (FBDF)
178,901 shares (cost $1,694,598)	1,635,153
Equity Income Fund, Inc. - Class F Shares (FEQIF)
1,142 shares (cost $24,141)	26,299
Federated High Yield Trust: Service Shares (FHYT)
353,452 shares (cost $2,349,581)	2,371,662
Intermediate Corporate Bond Fund - Service Shares (FIIF)
30,329 shares (cost $289,239)	278,416
Advisor Balanced Fund - Class A (FABA)
6,340 shares (cost $108,845)	121,403
Advisor Balanced Fund - Class T (FAB)
92,994 shares (cost $1,578,868)	1,800,363
Advisor Equity Growth Fund - Class A (FAEGA)
8,475 shares (cost $538,469)	771,148

Advisor Equity Income Fund - Class A (FAEIA)
59,404 shares (cost $1,403,706)	1,901,509
Advisor Equity Income Fund - Class T (FAEI)
51,454 shares (cost $1,296,868)	1,679,981
Advisor Growth Opportunities Fund - Class A (FAGOA)
8,756 shares (cost $445,796)	453,034
Advisor Growth Opportunities Fund - Class T (FAGO)
40,667 shares (cost $2,015,501)	2,093,554
Advisor High Income Advantage Fund - Class T (FAHY)
46,601 shares (cost $450,601)	501,428
Advisor Overseas Fund - Class A (FAOA)
37 shares (cost $609)	735
Asset Manager 50% (FAM)
79,351 shares (cost $1,227,066)	1,326,754
Templeton Foreign Securities Fund - Class 2 (TIF2)
142,616 shares (cost $2,336,938)	1,941,004
Balance Sheet Investment Fund - Class A (FRBSI)
35,676 shares (cost $1,446,434)	1,346,784
Foreign Fund - Class A (TFF)
115,633 shares (cost $608,173)	808,277
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
147,875 shares (cost $3,244,379)	4,136,053
Small-Mid Cap Growth Fund - Class A (FSCG)
32,952 shares (cost $1,077,428)	1,041,956
Real Estate Fund - Class A (AREA)
31,336 shares (cost $738,526)	651,780
Small Cap Growth Fund - Investor Class (ASCGI)
8,904 shares (cost $343,678)	304,331
Balanced Fund: Class S (JBS)
37,541 shares (cost $1,063,339)	1,096,944
Class T (JF)
102,886 shares (cost $3,177,088)	3,440,505
Overseas Fund: Class S (JOS)
1,963 shares (cost $66,615)	49,722
Twenty Fund: Class T (JTF)
234,141 shares (cost $13,354,963)	13,034,629
Global Research Fund - Class T (JWF)
25,095 shares (cost $982,181)	1,567,963
Global Research Fund - Class S (JWS)
4,084 shares (cost $193,390)	258,960
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
218,432 shares (cost $3,075,015)	2,988,151
MFS Strategic Income Fund - Class A (MSI)
143,326 shares (cost $961,243)	928,750
Bond Fund - Institutional Service Class (NBF)
164,117 shares (cost $1,617,532)	1,572,240
Bond Index Fund - Class A (NBIXA)
53,856 shares (cost $616,257)	588,647
Nationwide Fund: Class A (NFA)
43,640 shares (cost $662,776)	997,610
Nationwide Fund - Institutional Service Class (NF)
118,346 shares (cost $1,803,601)	2,663,967
Government Bond Fund - Institutional Service Class (NGBF)
180,025 shares (cost $1,860,822)	1,778,643
Nationwide Growth Fund - Institutional Class (NGF)
21,468 shares (cost $194,480)	228,422
International Index Fund - Class A (NIIXA)
477 shares (cost $2,949)	3,444

Investor Destinations Aggressive Fund - Service Class (IDAS)
125,472 shares (cost $1,167,065)	1,229,629
Investor Destinations Conservative Fund - Service Class (IDCS)
55,729 shares (cost $576,055)	560,638
Investor Destinations Moderate Fund - Service Class (IDMS)
352,280 shares (cost $3,291,123)	3,392,461
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
300,979 shares (cost $2,850,550)	3,018,816
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
69,701 shares (cost $721,374)	692,826
Mid Cap Market Index Fund - Class A (NMCIXA)
50,870 shares (cost $844,210)	884,629
Nationwide Government Money Market Fund - Investor Class (MMF)
5,390,603 shares (cost $5,390,603)	5,390,603
Money Market Fund - Service Class (MMFR)
2,756,412 shares (cost $2,756,412)	2,756,412
Nationwide Growth Fund - Class A (NGFA)
56,532 shares (cost $613,340)	573,795
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
101,802 shares (cost $1,183,277)	1,278,636
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
96,214 shares (cost $993,844)	955,407
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
213,911 shares (cost $2,638,616)	2,667,465
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
266,406 shares (cost $3,195,371)	3,495,251
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
63,683 shares (cost $724,629)	704,968
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
30,614 shares (cost $336,357)	295,424
S&P 500 Index Fund - Service Class (NIXR)
256,111 shares (cost $3,371,805)	3,611,170
Small Cap Index Fund - Class A (NSCIXA)
37,488 shares (cost $478,305)	532,705
Templeton NVIT International Value Fund - Class III (NVTIV3)
23,679 shares (cost $293,151)	251,472
Genesis Fund - Trust Class (NBGST)
122,775 shares (cost $6,520,931)	7,355,441
Guardian Fund - Investor Class (NBGF)
85,434 shares (cost $1,271,334)	1,275,530
Guardian Fund - Trust Class (NBGT)
16,793 shares (cost $184,455)	156,174
Large Cap Value Fund: Investor Class (PF)
87,673 shares (cost $2,410,186)	2,621,415
Large Cap Value Fund: Trust Class (NBPT)
7,123 shares (cost $143,293)	135,971
Short Duration Bond Fund - Investor Class (NLMB)
45,565 shares (cost $362,306)	355,862
Socially Responsive Fund - Trust Class (NBSRT)
68,727 shares (cost $1,394,546)	1,339,482
Capital Appreciation Fund- Class A (OCAF)
19,438 shares (cost $910,552)	980,817
Global Fund- Class A (OGF)
41,874 shares (cost $2,499,605)	3,128,791
Global Strategic Income Fund - Class A (OSI)
111,783 shares (cost $471,751)	433,719
PIMCO Total Return Fund - Class A (PMTRA)
160,868 shares (cost $1,762,314)	1,613,510

VP International Fund - Class II (ACVI2)
102,632 shares (cost $1,088,174)	960,636
Capital & Income Fund (FCI)
26,664 shares (cost $232,600)	258,906
Equity-Income Fund (FEI)
96,261 shares (cost $4,672,623)	5,516,711
High Income Portfolio - Initial Class (FHIP)
527 shares (cost $2,904)	2,834
Magellan(R) Fund (FMG)
68,641 shares (cost $5,813,333)	6,271,037
Puritan Fund (FPR)
291,948 shares (cost $5,659,307)	6,008,291
VIP Overseas Portfolio - Service Class 2 (FO2)
90,515 shares (cost $1,786,393)	1,597,597
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
119,103 shares (cost $4,696,575)	4,125,737
Putnam Growth Opportunities Fund - Class A (PUGOA)
1,951 shares (cost $47,052)	47,525
Putnam International Equity Fund - Class A (PUIGA)
221 shares (cost $4,974)	4,580
Virtus Balanced Fund: Class A (PBF)
55,760 shares (cost $815,767)	694,207
Advisors Small Cap Fund - Class A (WRASCA)
20,955 shares (cost $351,060)	321,027
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
92,019 shares (cost $2,047,033)	2,000,495
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2,356 shares (cost $101,423)	94,281
Advantage Funds(R) - Growth Fund - Class A (SGRA)
18,018 shares (cost $773,411)	598,565
Advantage - Large Cap Core - Class A (WFLCCA)
4,971 shares (cost $77,347)	80,923
Advantage Large Cap Growth Fund - Class A (WFLGA)
48,449 shares (cost $2,342,583)	2,052,289
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
54,279 shares (cost $664,107)	657,856

Total Investments	$184,554,284

Accounts Receivable - Advisor Overseas Fund - Class A (FAOA)	3
Accounts Receivable - Nationwide Growth Fund - Institutional Class (NGF)	59
Accounts Payable - Opportunistic Small Cap Fund (DROSC)	(31)
Accounts Payable - High-Yield Opportunities Fund - Institutional Class (DWHYOI)	(674)
Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(9)
Accounts Payable - Overseas Fund: Class S (JOS)	(21)
Accounts Payable - Large Cap Value Fund: Trust Class (NBPT)	(38)
Accounts Payable - International Index Fund - Class A (NIIXA)	(13)
Accounts Payable - Putnam International Equity Fund - Class A (PUIGA)	(2)
Accounts Payable - International Growth Fund: Class A (TCIGA)	(38)
Other Accounts Payable	(2,921)

$184,550,599

Contract Owners’ Equity:
Accumulation units	184,549,355
Contracts in payout (annuitization) period (note 1f)	1,244

Total Contract Owners’ Equity (note 5)	$184,550,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$2,252,916	6,162	15,450	-	-	-	3,711	124
Mortality and expense risk charges (note 2)	(2,377,136)	(4,504)	(10,968)	(51,970)	(25,057)	(5,900)	(18,067)	(706)

Net investment income (loss)	(124,220)	1,658	4,482	(51,970)	(25,057)	(5,900)	(14,356)	(582)

Realized gain (loss) on investments	3,169,734	2,011	54,850	4,683	663,692	(4,262)	65,797	1,163
Change in unrealized gain (loss) on investments	384,418	31,018	37,793	(108,137)	(229,201)	42,351	(81,009)	(4,814)

Net gain (loss) on investments	3,554,152	33,029	92,643	(103,454)	434,491	38,089	(15,212)	(3,651)

Reinvested capital gains	7,241,895	10,186	50,897	100,656	-	5,610	153,861	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,671,827	44,873	148,022	(54,768)	409,434	37,799	124,293	(4,233)

Investment Activity:	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$1,575	27,707	31,433	76,676	7,386	18,884	45,847	38,081
Mortality and expense risk charges (note 2)	(4,502)	(64,307)	(17,575)	(42,092)	(15,194)	(88,379)	(10,204)	(32,895)

Net investment income (loss)	(2,927)	(36,600)	13,858	34,584	(7,808)	(69,495)	35,643	5,186

Realized gain (loss) on investments	12,788	127,507	33,716	43,232	(4,260)	349,355	(29,946)	75,403
Change in unrealized gain (loss) on investments	(36,434)	(165,618)	94,369	235,713	1,190	(342,897)	82,889	(503,261)

Net gain (loss) on investments	(23,646)	(38,111)	128,085	278,945	(3,070)	6,458	52,943	(427,858)

Reinvested capital gains	-	209,271	24,051	55,866	-	294,552	-	571,634

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,573)	134,560	165,994	369,395	(10,878)	231,515	88,586	148,962

Investment Activity:	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$11,659	198,596	27,899	-	5,349	66,854	553	103,164
Mortality and expense risk charges (note 2)	(10,407)	(148,289)	(17,914)	(1,377)	(7,007)	(21,267)	(332)	(25,822)

Net investment income (loss)	1,252	50,307	9,985	(1,377)	(1,658)	45,587	221	77,342

Realized gain (loss) on investments	20,197	270,821	533	(7,241)	25,335	(4,277)	1,115	(3,634)
Change in unrealized gain (loss) on investments	46,183	(215,551)	(5,263)	20,480	350	66,467	(148)	163,463

Net gain (loss) on investments	66,380	55,270	(4,730)	13,239	25,685	62,190	967	159,829

Reinvested capital gains	-	965,208	951	455	21,044	783	464	-

Net increase (decrease) in contract owners’ equity resulting from operations	$67,632	1,070,785	6,206	12,317	45,071	108,560	1,652	237,171

Investment Activity:	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$8,707	1,075	17,024	-	36,612	27,799	-	-
Mortality and expense risk charges (note 2)	(3,728)	(1,078)	(22,498)	(10,741)	(23,095)	(20,991)	(6,271)	(30,252)

Net investment income (loss)	4,979	(3)	(5,474)	(10,741)	13,517	6,808	(6,271)	(30,252)

Realized gain (loss) on investments	(1,809)	4,283	11,612	112,709	20,590	10,426	123,836	325,735
Change in unrealized gain (loss) on investments	3,322	(68)	76,383	(144,873)	192,783	184,746	(177,422)	(639,304)

Net gain (loss) on investments	1,513	4,215	87,995	(32,164)	213,373	195,172	(53,586)	(313,569)

Reinvested capital gains	735	394	7,923	46,476	42,245	35,869	62,339	290,663

Net increase (decrease) in contract owners’ equity resulting from operations	$7,227	4,606	90,444	3,571	269,135	237,849	2,482	(53,158)

Investment Activity:	FAHY	FAOA	FAM	TIF2	FRBSI	TFF	TMSF	FSCG
Reinvested dividends	$24,628	7	20,333	36,397	6,250	14,976	79,802	-
Mortality and expense risk charges (note 2)	(6,754)	(5)	(16,897)	(24,442)	(15,773)	(9,992)	(47,926)	(12,253)

Net investment income (loss)	17,874	2	3,436	11,955	(9,523)	4,984	31,876	(12,253)

Realized gain (loss) on investments	37,993	1	4,842	(126,280)	(79,995)	32,730	32,340	11,398
Change in unrealized gain (loss) on investments	4,197	(53)	46,608	189,966	230,765	38,341	272,713	(32,858)

Net gain (loss) on investments	42,190	(52)	51,450	63,686	150,770	71,071	305,053	(21,460)

Reinvested capital gains	-	1	6,879	32,600	79,024	-	176,062	64,772

Net increase (decrease) in contract owners’ equity resulting from operations	$60,064	(49)	61,765	108,241	220,271	76,055	512,991	31,059

Investment Activity:	AREA	ASCGI	JBS	JF	JOS	JTF	JWF	JWS
Reinvested dividends	$13,224	-	20,849	7,852	433	132,408	11,761	1,150
Mortality and expense risk charges (note 2)	(10,086)	(3,855)	(13,452)	(47,389)	(770)	(175,683)	(20,900)	(3,331)

Net investment income (loss)	3,138	(3,855)	7,397	(39,537)	(337)	(43,275)	(9,139)	(2,181)

Realized gain (loss) on investments	(8,253)	(58,892)	19,993	165,996	(10,144)	(727,585)	80,504	20,687
Change in unrealized gain (loss) on investments	(25,520)	35,939	(12,034)	(327,541)	4,411	888,344	(65,254)	(17,704)

Net gain (loss) on investments	(33,773)	(22,953)	7,959	(161,545)	(5,733)	160,759	15,250	2,983

Reinvested capital gains	82,295	25,018	13,014	171,066	-	174,591	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,660	(1,790)	28,370	(30,016)	(6,070)	292,075	6,111	802

Investment Activity:	LSC	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF
Reinvested dividends	$11,285	35,219	36,449	8,703	10,606	34,281	34,118	1,750
Mortality and expense risk charges (note 2)	(37,985)	(12,683)	(20,106)	(5,470)	(12,228)	(33,308)	(26,690)	(3,434)

Net investment income (loss)	(26,700)	22,536	16,343	3,233	(1,622)	973	7,428	(1,684)

Realized gain (loss) on investments	(17,904)	(20,735)	10,635	(2,470)	43,170	176,580	(27,704)	50,784
Change in unrealized gain (loss) on investments	358,104	53,935	(3,886)	(9,485)	19,383	(10,622)	3,337	(57,140)

Net gain (loss) on investments	340,200	33,200	6,749	(11,955)	62,553	165,958	(24,367)	(6,356)

Reinvested capital gains	77,005	-	6,065	728	29,432	79,856	713	10,689

Net increase (decrease) in contract owners’ equity resulting from operations	$390,505	55,736	29,157	(7,994)	90,363	246,787	(16,226)	2,649

Investment Activity:	NIIXA	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF
Reinvested dividends	$90	22,621	10,404	70,739	58,277	14,866	8,281	-
Mortality and expense risk charges (note 2)	(33)	(15,647)	(6,629)	(44,968)	(36,945)	(10,461)	(10,015)	(71,200)

Net investment income (loss)	57	6,974	3,775	25,771	21,332	4,405	(1,734)	(71,200)

Realized gain (loss) on investments	8	69,748	(827)	97,506	118,795	9,932	29,245	-
Change in unrealized gain (loss) on investments	(87)	(70,038)	10,784	(110,829)	(121,960)	4,407	41,462	-

Net gain (loss) on investments	(79)	(290)	9,957	(13,323)	(3,165)	14,339	70,707	-

Reinvested capital gains	7	96,715	5,331	201,147	205,140	22,426	70,474	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15)	103,399	19,063	213,595	223,307	41,170	139,447	(71,200)

Investment Activity:	MMFR	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6
Reinvested dividends	$-	2,295	20,240	18,498	50,128	60,526	13,350	3,401
Mortality and expense risk charges (note 2)	(36,177)	(8,078)	(17,844)	(9,716)	(35,250)	(43,991)	(9,086)	(3,564)

Net investment income (loss)	(36,177)	(5,783)	2,396	8,782	14,878	16,535	4,264	(163)

Realized gain (loss) on investments	-	5,194	174,584	(4,711)	137,498	141,026	15,149	868
Change in unrealized gain (loss) on investments	-	(22,524)	(156,216)	1,013	(146,503)	(182,335)	(16,586)	(17,941)

Net gain (loss) on investments	-	(17,330)	18,368	(3,698)	(9,005)	(41,309)	(1,437)	(17,073)

Reinvested capital gains	-	28,143	89,985	14,900	148,062	257,127	24,401	6,036

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,177)	5,030	110,749	19,984	153,935	232,353	27,228	(11,200)

Investment Activity:	NIXR	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT
Reinvested dividends	$53,299	5,164	5,401	3,805	8,086	1,383	16,584	1,282
Mortality and expense risk charges (note 2)	(43,151)	(5,685)	(3,529)	(87,762)	(17,028)	(1,822)	(31,137)	(1,185)

Net investment income (loss)	10,148	(521)	1,872	(83,957)	(8,942)	(439)	(14,553)	97

Realized gain (loss) on investments	192,928	26,060	(35,953)	625,076	23,605	(3,343)	144,904	(2,711)
Change in unrealized gain (loss) on investments	(66,237)	26,419	28,071	94,820	(60,638)	(10,376)	365,497	20,061

Net gain (loss) on investments	126,691	52,479	(7,882)	719,896	(37,033)	(13,719)	510,401	17,350

Reinvested capital gains	193,805	32,566	4,391	411,436	139,939	25,734	73,131	5,886

Net increase (decrease) in contract owners’ equity resulting from operations	$330,644	84,524	(1,619)	1,047,375	93,964	11,576	568,979	23,333

Investment Activity:	NLMB	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI2	FCI
Reinvested dividends	$4,670	14,446	726	21,817	17,968	46,970	9,483	10,827
Mortality and expense risk charges (note 2)	(5,288)	(16,693)	(11,515)	(42,116)	(5,869)	(22,372)	(13,007)	(3,300)

Net investment income (loss)	(618)	(2,247)	(10,789)	(20,299)	12,099	24,598	(3,524)	7,527

Realized gain (loss) on investments	(2,769)	60,875	49,248	19,016	(14,201)	(30,366)	(17,148)	687
Change in unrealized gain (loss) on investments	2,007	(15,784)	(118,639)	(63,381)	25,505	28,458	(50,653)	12,032

Net gain (loss) on investments	(762)	45,091	(69,391)	(44,365)	11,304	(1,908)	(67,801)	12,719

Reinvested capital gains	-	84,205	38,641	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,380)	127,049	(41,539)	(64,664)	23,403	22,690	(71,325)	20,246

Investment Activity:	FEI	FHIP	FMG	FPR	FO2	OVGSS	PUGOA	PUIGA
Reinvested dividends	$136,419	146	37,633	105,760	20,654	33,377	4	137
Mortality and expense risk charges (note 2)	(70,922)	(33)	(86,816)	(78,246)	(22,612)	(54,868)	(115)	(64)

Net investment income (loss)	65,497	113	(49,183)	27,514	(1,958)	(21,491)	(111)	73

Realized gain (loss) on investments	(112,837)	(1)	(73,553)	3,689	(63,831)	(140,457)	(162)	-
Change in unrealized gain (loss) on investments	736,389	218	199,235	70,377	(63,499)	(219,230)	472	(267)

Net gain (loss) on investments	623,552	217	125,682	74,066	(127,330)	(359,687)	310	(267)

Reinvested capital gains	110,878	-	147,362	118,592	2,874	295,931	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$799,927	330	223,861	220,172	(126,414)	(85,247)	199	(194)

Investment Activity:	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA	WFAIVD
Reinvested dividends	$12,524	-	-	-	-	611	-	8,883
Mortality and expense risk charges (note 2)	(11,039)	(3,900)	(25,646)	(1,274)	(7,912)	(1,137)	(27,204)	(8,870)

Net investment income (loss)	1,485	(3,900)	(25,646)	(1,274)	(7,912)	(526)	(27,204)	13

Realized gain (loss) on investments	3,234	(4,774)	(62,216)	(5,021)	(93,198)	(3,604)	(22,530)	8,678
Change in unrealized gain (loss) on investments	(63,652)	27,366	250,850	2,860	(54,482)	7,284	(143,303)	(12,652)

Net gain (loss) on investments	(60,418)	22,592	188,634	(2,161)	(147,680)	3,680	(165,833)	(3,974)

Reinvested capital gains	55,155	16,187	73,738	4,174	107,826	-	106,625	40,982

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,778)	34,879	236,726	739	(47,766)	3,154	(86,412)	37,021

Investment Activity:	PVF
Reinvested dividends	$333
Mortality and expense risk charges (note 2)	(614)

Net investment income (loss)	(281)

Realized gain (loss) on investments	(7,257)
Change in unrealized gain (loss) on investments	7,197

Net gain (loss) on investments	(60)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(341)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		VKEIA		VKGIA		VKGA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(124,220)	(183,424)	1,658	2,742	4,482	2,716	(51,970)	(61,711)
Realized gain (loss) on investments	3,169,734	7,374,669	2,011	4,031	54,850	57,814	4,683	62,576
Change in unrealized gain (loss) on investments	384,418	(20,775,337)	31,018	(26,955)	37,793	(172,779)	(108,137)	(341,422)
Reinvested capital gains	7,241,895	11,764,935	10,186	8,142	50,897	66,305	100,656	361,096

Net increase (decrease) in contract owners’ equity resulting from operations	10,671,827	(1,819,157)	44,873	(12,040)	148,022	(45,944)	(54,768)	20,539

Equity transactions:
Purchase payments received from contract owners (note 3)	8,938,816	8,910,536	22,818	23,044	19,557	27,732	170,626	150,175
Transfers between funds	-	-	47,635	3,999	11,986	(19,156)	(232,941)	570,596
Redemptions (note 3)	(29,987,947)	(26,338,389)	(3,073)	(27,085)	(151,757)	(104,438)	(936,180)	(474,989)
Annuity benefits	(356)	(363)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(142,233)	(152,917)	-	-	-	-	(2,979)	(3,284)
Contingent deferred sales charges (note 2)	(23,193)	(35,478)	-	-	(47)	(484)	(211)	(261)
Adjustments to maintain reserves	(1,467)	(1,880)	7	(17)	(11)	4	(36)	(51)

Net equity transactions	(21,216,380)	(17,618,491)	67,387	(59)	(120,272)	(96,342)	(1,001,721)	242,186

Net change in contract owners’ equity	(10,544,553)	(19,437,648)	112,260	(12,099)	27,750	(142,286)	(1,056,489)	262,725
Contract owners’ equity beginning of period	195,095,152	214,532,800	301,280	313,379	985,741	1,128,027	4,831,566	4,568,841

Contract owners’ equity end of period	$184,550,599	195,095,152	413,540	301,280	1,013,491	985,741	3,775,077	4,831,566

CHANGES IN UNITS:
Beginning units	8,727,046	8,861,037	22,758	22,800	40,588	44,470	151,162	143,438
Units purchased	956,200	1,820,244	5,665	2,332	3,120	2,088	9,316	26,462
Units redeemed	(1,848,591)	(1,954,235)	(887)	(2,374)	(8,348)	(5,970)	(40,899)	(18,738)

Ending units	7,834,655	8,727,046	27,536	22,758	35,360	40,588	119,579	151,162

	PRSCA		ADGFIS		ADUES		TCIGA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(25,057)	(22,620)	(5,900)	(4,451)	(14,356)	(5,890)	(582)	(699)
Realized gain (loss) on investments	663,692	181,864	(4,262)	(7,221)	65,797	90,745	1,163	4,594
Change in unrealized gain (loss) on investments	(229,201)	3,828	42,351	(15,981)	(81,009)	(222,747)	(4,814)	(7,642)
Reinvested capital gains	-	-	5,610	-	153,861	65,606	-	3,224

Net increase (decrease) in contract owners’ equity resulting from operations	409,434	163,072	37,799	(27,653)	124,293	(72,286)	(4,233)	(523)

Equity transactions:
Purchase payments received from contract owners (note 3)	49,352	85,774	19,759	23,276	45,271	45,211	-	-
Transfers between funds	(9,009)	897,581	85,443	(40,323)	43,283	(47,413)	-	-
Redemptions (note 3)	(713,973)	(506,776)	(52,366)	(37,194)	(139,428)	(204,209)	(3,395)	(12,280)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,119)	(1,069)	(423)	(460)	(1,377)	(1,406)	-	-
Contingent deferred sales charges (note 2)	(156)	(179)	-	-	(117)	-	-	-
Adjustments to maintain reserves	(22)	(2)	(10)	1	(13)	(19)	(19)	(4)

Net equity transactions	(674,927)	475,329	52,403	(54,700)	(52,381)	(207,836)	(3,414)	(12,284)

Net change in contract owners’ equity	(265,493)	638,401	90,202	(82,353)	71,912	(280,122)	(7,647)	(12,807)
Contract owners’ equity beginning of period	2,284,863	1,646,462	408,704	491,057	1,378,070	1,658,192	60,280	73,087

Contract owners’ equity end of period	$2,019,370	2,284,863	498,906	408,704	1,449,982	1,378,070	52,633	60,280

CHANGES IN UNITS:
Beginning units	63,911	47,699	40,275	45,516	87,681	100,216	5,866	7,021
Units purchased	11,752	32,013	10,438	2,728	9,447	2,898	-	-
Units redeemed	(31,390)	(15,801)	(5,692)	(7,969)	(12,842)	(15,433)	(349)	(1,155)

Ending units	44,273	63,911	45,021	40,275	84,286	87,681	5,517	5,866

	TCIGR		TCG		ACIGA		IGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,927)	(4,078)	(36,600)	(55,234)	13,858	12,069	34,584	27,936
Realized gain (loss) on investments	12,788	31,226	127,507	199,321	33,716	5,440	43,232	38,112
Change in unrealized gain (loss) on investments	(36,434)	(50,140)	(165,618)	(307,333)	94,369	(237,237)	235,713	(501,263)
Reinvested capital gains	-	21,651	209,271	338,827	24,051	97,194	55,866	198,611

Net increase (decrease) in contract owners’ equity resulting from operations	(26,573)	(1,341)	134,560	175,581	165,994	(122,534)	369,395	(236,604)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	120,836	110,983	39,558	49,118	188,909	185,364
Transfers between funds	(22,499)	(12,820)	(113,129)	(42,768)	11,013	26,541	123,202	151,079
Redemptions (note 3)	(22,382)	(72,074)	(718,321)	(646,984)	(228,127)	(182,357)	(336,108)	(389,263)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(598)	(682)	(4,040)	(4,579)	-	-	(3,639)	(3,961)
Contingent deferred sales charges (note 2)	-	-	(221)	(1,954)	(289)	(6)	(21)	(119)
Adjustments to maintain reserves	(5)	(17)	18	(69)	(9)	(18)	(16)	(25)

Net equity transactions	(45,484)	(85,593)	(714,857)	(585,371)	(177,854)	(106,722)	(27,673)	(56,925)

Net change in contract owners’ equity	(72,057)	(86,934)	(580,297)	(409,790)	(11,860)	(229,256)	341,722	(293,529)
Contract owners’ equity beginning of period	397,870	484,804	5,313,217	5,723,007	1,526,225	1,755,481	3,128,684	3,422,213

Contract owners’ equity end of period	$325,813	397,870	4,732,920	5,313,217	1,514,365	1,526,225	3,470,406	3,128,684

CHANGES IN UNITS:
Beginning units	12,950	15,665	95,491	108,782	107,376	114,739	106,114	108,068
Units purchased	-	-	5,432	6,281	6,062	7,165	10,757	12,557
Units redeemed	(1,547)	(2,715)	(10,419)	(19,572)	(18,562)	(14,528)	(11,867)	(14,511)

Ending units	11,403	12,950	90,504	95,491	94,876	107,376	105,004	106,114

	BSTG		TCUL		DWHYOI		DAF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,808)	(10,031)	(69,495)	(76,216)	35,643	44,304	5,186	10,675
Realized gain (loss) on investments	(4,260)	(4,680)	349,355	195,143	(29,946)	(6,571)	75,403	118,884
Change in unrealized gain (loss) on investments	1,190	(559)	(342,897)	(115,055)	82,889	(106,191)	(503,261)	(840,203)
Reinvested capital gains	-	-	294,552	349,977	-	-	571,634	606,399

Net increase (decrease) in contract owners’ equity resulting from operations	(10,878)	(15,270)	231,515	353,849	88,586	(68,458)	148,962	(104,245)

Equity transactions:
Purchase payments received from contract owners (note 3)	47,085	53,815	179,074	168,700	73,232	84,756	90,465	96,432
Transfers between funds	(28,975)	(41,737)	182,668	307,582	(8,544)	(25,980)	(25,732)	(48,395)
Redemptions (note 3)	(92,152)	(225,209)	(939,930)	(778,604)	(170,346)	(85,899)	(216,118)	(267,378)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(787)	(963)	(6,237)	(6,664)	(881)	(878)	(1,472)	(1,737)
Contingent deferred sales charges (note 2)	(53)	(10)	(420)	(562)	(1)	(8)	(21)	(118)
Adjustments to maintain reserves	(23)	(48)	(29)	(58)	(221)	101	(74)	(34)

Net equity transactions	(74,905)	(214,152)	(584,874)	(309,606)	(106,761)	(27,908)	(152,952)	(221,230)

Net change in contract owners’ equity	(85,783)	(229,422)	(353,359)	44,243	(18,175)	(96,366)	(3,990)	(325,475)
Contract owners’ equity beginning of period	1,192,599	1,422,021	7,089,191	7,044,948	810,966	907,332	2,586,803	2,912,278

Contract owners’ equity end of period	$1,106,816	1,192,599	6,735,832	7,089,191	792,791	810,966	2,582,813	2,586,803

CHANGES IN UNITS:
Beginning units	63,426	74,772	262,570	265,770	45,923	47,405	149,963	162,046
Units purchased	12,608	4,412	36,215	27,732	6,257	6,267	5,225	7,654
Units redeemed	(17,589)	(15,758)	(45,985)	(30,932)	(12,101)	(7,749)	(13,608)	(19,737)

Ending units	58,445	63,426	252,800	262,570	40,079	45,923	141,580	149,963

	DPBOZ		DSPI		DPITIA		DROSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,252	(2,153)	50,307	34,663	9,985	13,855	(1,377)	(1,148)
Realized gain (loss) on investments	20,197	21,229	270,821	409,560	533	73,173	(7,241)	(17,968)
Change in unrealized gain (loss) on investments	46,183	(66,297)	(215,551)	(1,127,567)	(5,263)	(138,956)	20,480	5,045
Reinvested capital gains	-	34,555	965,208	647,072	951	12,637	455	3,997

Net increase (decrease) in contract owners’ equity resulting from operations	67,632	(12,666)	1,070,785	(36,272)	6,206	(39,291)	12,317	(10,074)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,147	34,284	689,421	592,199	56,094	60,923	6,027	5,101
Transfers between funds	200,295	(5,186)	64,828	47,739	31,603	(59,500)	20,342	27,033
Redemptions (note 3)	(98,704)	(80,561)	(1,595,324)	(1,433,906)	(240,808)	(209,087)	(38,780)	(39,573)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(487)	(558)	(11,125)	(11,248)	(1,027)	(1,097)	-	-
Contingent deferred sales charges (note 2)	(100)	(48)	(293)	(140)	-	-	(113)	(161)
Adjustments to maintain reserves	(68)	(16)	(43)	(5)	90	(101)	(4)	4

Net equity transactions	133,083	(52,085)	(852,536)	(805,361)	(154,048)	(208,862)	(12,528)	(7,596)

Net change in contract owners’ equity	200,715	(64,751)	218,249	(841,633)	(147,842)	(248,153)	(211)	(17,670)
Contract owners’ equity beginning of period	737,117	801,868	11,570,609	12,412,242	1,485,976	1,734,129	111,298	128,968

Contract owners’ equity end of period	$937,832	737,117	11,788,858	11,570,609	1,338,134	1,485,976	111,087	111,298

CHANGES IN UNITS:
Beginning units	51,166	54,674	236,442	252,626	117,563	133,452	6,249	6,952
Units purchased	15,825	3,391	19,490	16,598	7,653	18,869	1,489	4,182
Units redeemed	(7,114)	(6,899)	(36,741)	(32,782)	(19,878)	(34,758)	(2,293)	(4,885)

Ending units	59,877	51,166	219,191	236,442	105,338	117,563	5,445	6,249

	DTC		FBDF		FEQIF		FHYT
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,658)	(3,095)	45,587	52,864	221	166	77,342	102,902
Realized gain (loss) on investments	25,335	112,386	(4,277)	(1,743)	1,115	552	(3,634)	86,316
Change in unrealized gain (loss) on investments	350	(201,113)	66,467	(126,829)	(148)	(3,386)	163,463	(295,599)
Reinvested capital gains	21,044	71,411	783	17,535	464	332	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,071	(20,411)	108,560	(58,173)	1,652	(2,336)	237,171	(106,381)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,633	8,378	67,142	101,981	-	1,484	121,673	123,479
Transfers between funds	(6,614)	(205,022)	(16,299)	14,391	-	-	754,919	(1,062,661)
Redemptions (note 3)	(103,886)	(56,517)	(137,523)	(234,826)	(8,040)	(1,254)	(529,611)	(326,846)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(486)	(611)	(1,264)	(1,533)	-	-	(1,252)	(1,254)
Contingent deferred sales charges (note 2)	(41)	-	-	(177)	-	-	(34)	(193)
Adjustments to maintain reserves	(17)	(43)	(31)	(24)	7	(3)	(47)	63

Net equity transactions	(102,411)	(253,815)	(87,975)	(120,188)	(8,033)	227	345,648	(1,267,412)

Net change in contract owners’ equity	(57,340)	(274,226)	20,585	(178,361)	(6,381)	(2,109)	582,819	(1,373,793)
Contract owners’ equity beginning of period	576,897	851,123	1,614,536	1,792,897	32,678	34,787	1,788,776	3,162,569

Contract owners’ equity end of period	$519,557	576,897	1,635,121	1,614,536	26,297	32,678	2,371,595	1,788,776

CHANGES IN UNITS:
Beginning units	24,200	31,270	72,232	77,607	2,479	2,459	84,526	138,496
Units purchased	252	478	3,377	8,849	-	107	38,104	16,209
Units redeemed	(3,249)	(7,548)	(7,133)	(14,224)	(641)	(87)	(25,490)	(70,179)

Ending units	21,203	24,200	68,476	72,232	1,838	2,479	97,140	84,526

	FIIF		FABA		FAB		FAEGA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,979	13,726	(3)	(242)	(5,474)	(8,182)	(10,741)	(10,576)
Realized gain (loss) on investments	(1,809)	(23,696)	4,283	11,032	11,612	41,619	112,709	21,372
Change in unrealized gain (loss) on investments	3,322	4,230	(68)	(16,474)	76,383	(126,892)	(144,873)	14,216
Reinvested capital gains	735	366	394	3,231	7,923	64,735	46,476	19,886

Net increase (decrease) in contract owners’ equity resulting from operations	7,227	(5,374)	4,606	(2,453)	90,444	(28,720)	3,571	44,898

Equity transactions:
Purchase payments received from contract owners (note 3)	4,389	11,364	33,703	899	64,147	78,184	15,758	15,909
Transfers between funds	7,051	(482,778)	42	8,341	82,394	3,566	(11,369)	46,832
Redemptions (note 3)	(37,428)	(47,603)	(1,702)	(50,016)	(112,246)	(231,338)	(94,915)	(41,871)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,466)	(1,292)	-	-
Contingent deferred sales charges (note 2)	(5)	(8)	-	-	(1)	(11)	(154)	(13)
Adjustments to maintain reserves	6	(55)	11	(23)	(23)	7	-	(15)

Net equity transactions	(25,987)	(519,080)	32,054	(40,799)	32,805	(150,884)	(90,680)	20,842

Net change in contract owners’ equity	(18,760)	(524,454)	36,660	(43,252)	123,249	(179,604)	(87,109)	65,740
Contract owners’ equity beginning of period	297,152	821,606	84,728	127,980	1,677,086	1,856,690	858,254	792,514

Contract owners’ equity end of period	$278,392	297,152	121,388	84,728	1,800,335	1,677,086	771,145	858,254

CHANGES IN UNITS:
Beginning units	17,742	46,777	5,141	7,647	70,241	76,575	69,961	68,164
Units purchased	1,871	1,403	2,257	552	6,219	7,144	11,892	5,941
Units redeemed	(3,385)	(30,438)	(486)	(3,058)	(4,868)	(13,478)	(18,319)	(4,144)

Ending units	16,228	17,742	6,912	5,141	71,592	70,241	63,534	69,961

	FAEIA		FAEI		FAGOA		FAGO
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,517	33,272	6,808	22,783	(6,271)	(7,313)	(30,252)	(35,799)
Realized gain (loss) on investments	20,590	14,358	10,426	13,797	123,836	83,149	325,735	152,112
Change in unrealized gain (loss) on investments	192,783	(287,748)	184,746	(243,644)	(177,422)	(110,693)	(639,304)	(296,393)
Reinvested capital gains	42,245	126,949	35,869	107,138	62,339	56,118	290,663	268,327

Net increase (decrease) in contract owners’ equity resulting from operations	269,135	(113,169)	237,849	(99,926)	2,482	21,261	(53,158)	88,247

Equity transactions:
Purchase payments received from contract owners (note 3)	43,978	98,570	79,626	136,469	8,275	6,946	139,909	252,914
Transfers between funds	(22,882)	(2,246)	(78,140)	(39,554)	(107,245)	1,483	(134,155)	(136,455)
Redemptions (note 3)	(248,645)	(209,140)	(150,219)	(183,280)	(10,335)	(77,967)	(513,449)	(301,396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,876)	(2,020)	-	-	(3,511)	(3,523)
Contingent deferred sales charges (note 2)	(85)	(190)	-	(2)	(1)	(18)	(90)	(124)
Adjustments to maintain reserves	(51)	(8)	1	(38)	(28)	(6)	(10)	(22)

Net equity transactions	(227,685)	(113,014)	(150,608)	(88,425)	(109,334)	(69,562)	(511,306)	(188,606)

Net change in contract owners’ equity	41,450	(226,183)	87,241	(188,351)	(106,852)	(48,301)	(564,464)	(100,359)
Contract owners’ equity beginning of period	1,860,007	2,086,190	1,592,708	1,781,059	559,852	608,153	2,657,985	2,758,344

Contract owners’ equity end of period	$1,901,457	1,860,007	1,679,949	1,592,708	453,000	559,852	2,093,521	2,657,985

CHANGES IN UNITS:
Beginning units	101,379	107,331	55,331	58,254	39,198	44,201	106,324	113,907
Units purchased	2,677	5,994	2,781	5,884	11,012	3,352	6,784	10,955
Units redeemed	(14,799)	(11,946)	(7,690)	(8,807)	(18,067)	(8,355)	(28,024)	(18,538)

Ending units	89,257	101,379	50,422	55,331	32,143	39,198	85,084	106,324

	FAHY		FAOA		FAM		TIF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$17,874	19,368	2	(4)	3,436	6,688	11,955	45,076
Realized gain (loss) on investments	37,993	9,199	1	35	4,842	10,110	(126,280)	(87,009)
Change in unrealized gain (loss) on investments	4,197	(50,160)	(53)	(9)	46,608	(88,191)	189,966	(206,186)
Reinvested capital gains	-	-	1	-	6,879	48,350	32,600	76,479

Net increase (decrease) in contract owners’ equity resulting from operations	60,064	(21,593)	(49)	22	61,765	(23,043)	108,241	(171,640)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	32,333	49,077	137,114	138,487
Transfers between funds	(23,013)	(33,163)	-	-	23,205	(21,734)	(4,119)	4,327
Redemptions (note 3)	(53,583)	(44,059)	1	(65)	(99,441)	(201,968)	(334,929)	(265,431)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(503)	(575)	-	-	(1,680)	(1,750)	(802)	(951)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(106)	(91)	(440)
Adjustments to maintain reserves	(24)	(24)	(8)	(2)	(11)	(2)	(43)	(31)

Net equity transactions	(77,123)	(77,821)	(7)	(67)	(45,594)	(176,483)	(202,870)	(124,039)

Net change in contract owners’ equity	(17,059)	(99,414)	(56)	(45)	16,171	(199,526)	(94,629)	(295,679)
Contract owners’ equity beginning of period	518,441	617,855	794	839	1,310,552	1,510,078	2,035,581	2,331,260

Contract owners’ equity end of period	$501,382	518,441	738	794	1,326,723	1,310,552	1,940,952	2,035,581

CHANGES IN UNITS:
Beginning units	18,235	20,719	63	68	43,694	49,475	254,674	269,216
Units purchased	672	-	-	-	2,126	1,762	23,909	35,794
Units redeemed	(2,959)	(2,484)	-	(5)	(3,713)	(7,543)	(49,077)	(50,336)

Ending units	15,948	18,235	63	63	42,107	43,694	229,506	254,674

	FRBSI		TFF		TMSF		FSCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(9,523)	(9,428)	4,984	(609)	31,876	16,965	(12,253)	(13,810)
Realized gain (loss) on investments	(79,995)	(1,307)	32,730	61,926	32,340	45,337	11,398	11,735
Change in unrealized gain (loss) on investments	230,765	(346,051)	38,341	(133,069)	272,713	(529,338)	(32,858)	(126,937)
Reinvested capital gains	79,024	190,028	-	435	176,062	247,119	64,772	91,846

Net increase (decrease) in contract owners’ equity resulting from operations	220,271	(166,758)	76,055	(71,317)	512,991	(219,917)	31,059	(37,166)

Equity transactions:
Purchase payments received from contract owners (note 3)	34,229	48,611	-	-	219,174	179,841	32,679	22,402
Transfers between funds	1,119	(87,298)	(9,687)	(40,681)	76,645	(118,428)	(15,773)	29,622
Redemptions (note 3)	(192,720)	(211,719)	(83,503)	(110,151)	(490,702)	(451,499)	(40,679)	(64,811)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(895)	(1,071)	(2,146)	(2,495)	-	-
Contingent deferred sales charges (note 2)	(622)	(897)	(53)	(11)	(1,177)	(676)	(33)	(9)
Adjustments to maintain reserves	6	(55)	(36)	(31)	(63)	(7)	(32)	(41)

Net equity transactions	(157,988)	(251,358)	(94,174)	(151,945)	(198,269)	(393,264)	(23,838)	(12,837)

Net change in contract owners’ equity	62,283	(418,116)	(18,119)	(223,262)	314,722	(613,181)	7,221	(50,003)
Contract owners’ equity beginning of period	1,284,459	1,702,575	826,378	1,049,640	3,821,268	4,434,449	1,034,687	1,084,690

Contract owners’ equity end of period	$1,346,742	1,284,459	808,259	826,378	4,135,990	3,821,268	1,041,908	1,034,687

CHANGES IN UNITS:
Beginning units	50,386	59,720	35,755	41,215	166,821	183,117	77,471	78,722
Units purchased	2,522	2,503	-	-	14,443	8,004	2,684	7,109
Units redeemed	(8,508)	(11,837)	(3,945)	(5,460)	(23,186)	(24,300)	(4,467)	(8,360)

Ending units	44,400	50,386	31,810	35,755	158,078	166,821	75,688	77,471

	AREA		ASCGI		JBS		JF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,138	(588)	(3,855)	(7,276)	7,397	842	(39,537)	5,939
Realized gain (loss) on investments	(8,253)	18,511	(58,892)	44,923	19,993	20,732	165,996	308,907
Change in unrealized gain (loss) on investments	(25,520)	(127,955)	35,939	(123,599)	(12,034)	(85,602)	(327,541)	(487,183)
Reinvested capital gains	82,295	135,006	25,018	54,522	13,014	52,520	171,066	334,979

Net increase (decrease) in contract owners’ equity resulting from operations	51,660	24,974	(1,790)	(31,430)	28,370	(11,508)	(30,016)	162,642

Equity transactions:
Purchase payments received from contract owners (note 3)	13,667	19,885	5,008	4,162	19,072	6,749	82,940	61,961
Transfers between funds	(209,958)	166,080	(266,834)	393,452	(33,911)	76,593	(71,308)	49,550
Redemptions (note 3)	(201,112)	(156,609)	(48,971)	(114,352)	(118,028)	(78,830)	(394,076)	(475,101)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(3,855)	(4,283)
Contingent deferred sales charges (note 2)	(168)	(89)	(165)	(223)	(74)	(144)	(125)	(197)
Adjustments to maintain reserves	(24)	(43)	(3)	(21)	19	(9)	(64)	(10)

Net equity transactions	(397,595)	29,224	(310,965)	283,018	(132,922)	4,359	(386,488)	(368,080)

Net change in contract owners’ equity	(345,935)	54,198	(312,755)	251,588	(104,552)	(7,149)	(416,504)	(205,438)
Contract owners’ equity beginning of period	997,667	943,469	617,078	365,490	1,201,478	1,208,627	3,856,957	4,062,395

Contract owners’ equity end of period	$651,732	997,667	304,323	617,078	1,096,926	1,201,478	3,440,453	3,856,957

CHANGES IN UNITS:
Beginning units	69,382	66,038	33,487	19,342	70,702	70,464	152,297	167,322
Units purchased	3,325	20,698	318	22,409	4,705	5,949	4,796	15,063
Units redeemed	(29,145)	(17,354)	(18,689)	(8,264)	(12,678)	(5,711)	(19,655)	(30,088)

Ending units	43,562	69,382	15,116	33,487	62,729	70,702	137,438	152,297

	JOS		JTF		JWF		JWS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(337)	1,786	(43,275)	(130,371)	(9,139)	(12,410)	(2,181)	(1,995)
Realized gain (loss) on investments	(10,144)	(1,868)	(727,585)	561,587	80,504	124,094	20,687	10,850
Change in unrealized gain (loss) on investments	4,411	(7,396)	888,344	(1,416,104)	(65,254)	(170,227)	(17,704)	(21,973)
Reinvested capital gains	-	-	174,591	1,523,437	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,070)	(7,478)	292,075	538,549	6,111	(58,543)	802	(13,118)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,380	1,876	296,009	257,260	251	-	2,604	2,031
Transfers between funds	(17,008)	(26,214)	(362,231)	(265,465)	(26,100)	(16,891)	(995)	45,055
Redemptions (note 3)	(2,920)	(11,699)	(2,058,289)	(2,006,637)	(123,794)	(201,261)	(39,247)	(17,517)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(12,770)	(14,207)	(2,302)	(2,710)	-	-
Contingent deferred sales charges (note 2)	(14)	(133)	(882)	(1,047)	-	-	(67)	(46)
Adjustments to maintain reserves	(9)	-	3	(26)	(1)	(31)	(24)	(15)

Net equity transactions	(17,571)	(36,170)	(2,138,160)	(2,030,122)	(151,946)	(220,893)	(37,729)	29,508

Net change in contract owners’ equity	(23,641)	(43,648)	(1,846,085)	(1,491,573)	(145,835)	(279,436)	(36,927)	16,390
Contract owners’ equity beginning of period	73,342	116,990	14,880,691	16,372,264	1,713,761	1,993,197	295,844	279,454

Contract owners’ equity end of period	$49,701	73,342	13,034,606	14,880,691	1,567,926	1,713,761	258,917	295,844

CHANGES IN UNITS:
Beginning units	7,958	11,462	312,178	353,227	87,163	97,348	16,594	15,065
Units purchased	288	189	11,207	5,325	34	-	272	2,485
Units redeemed	(2,363)	(3,693)	(52,665)	(46,374)	(7,871)	(10,185)	(2,412)	(956)

Ending units	5,883	7,958	270,720	312,178	79,326	87,163	14,454	16,594

	LSC		MSI		NBF		NBIXA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(26,700)	(42,386)	22,536	31,458	16,343	16,001	3,233	1,808
Realized gain (loss) on investments	(17,904)	3,909	(20,735)	(4,487)	10,635	12,968	(2,470)	(318)
Change in unrealized gain (loss) on investments	358,104	(326,191)	53,935	(67,647)	(3,886)	(44,309)	(9,485)	(8,484)
Reinvested capital gains	77,005	220,275	-	-	6,065	-	728	2,015

Net increase (decrease) in contract owners’ equity resulting from operations	390,505	(144,393)	55,736	(40,676)	29,157	(15,340)	(7,994)	(4,979)

Equity transactions:
Purchase payments received from contract owners (note 3)	239,907	362,909	36,241	64,092	70,717	61,737	12,705	12,737
Transfers between funds	(372,688)	177,047	(226,898)	8,073	343,975	14,131	283,896	(8,413)
Redemptions (note 3)	(486,922)	(322,359)	(81,075)	(144,135)	(125,565)	(100,460)	(53,806)	(7,126)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,717)	(2,670)	(658)	(764)	(1,259)	(1,215)	-	-
Contingent deferred sales charges (note 2)	(115)	(139)	(1)	(21)	(22)	-	(36)	-
Adjustments to maintain reserves	(57)	(29)	(2)	(2)	(81)	34	(41)	6

Net equity transactions	(622,592)	214,759	(272,393)	(72,757)	287,765	(25,773)	242,718	(2,796)

Net change in contract owners’ equity	(232,087)	70,366	(216,657)	(113,433)	316,922	(41,113)	234,724	(7,775)
Contract owners’ equity beginning of period	3,220,163	3,149,797	1,145,383	1,258,816	1,255,278	1,296,391	353,897	361,672

Contract owners’ equity end of period	$2,988,076	3,220,163	928,726	1,145,383	1,572,200	1,255,278	588,621	353,897

CHANGES IN UNITS:
Beginning units	99,677	93,866	63,628	67,591	21,593	21,922	22,073	22,202
Units purchased	9,301	21,632	2,274	5,405	5,908	1,639	17,675	909
Units redeemed	(28,113)	(15,821)	(17,431)	(9,368)	(2,556)	(1,968)	(4,108)	(1,038)

Ending units	80,865	99,677	48,471	63,628	24,945	21,593	35,640	22,073

	NFA		NF		NGBF		NGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,622)	(3,184)	973	(2,210)	7,428	8,432	(1,684)	(2,933)
Realized gain (loss) on investments	43,170	54,067	176,580	197,093	(27,704)	(20,135)	50,784	20,289
Change in unrealized gain (loss) on investments	19,383	(81,249)	(10,622)	(263,282)	3,337	(19,948)	(57,140)	(18,159)
Reinvested capital gains	29,432	25,047	79,856	66,965	713	953	10,689	14,151

Net increase (decrease) in contract owners’ equity resulting from operations	90,363	(5,319)	246,787	(1,434)	(16,226)	(30,698)	2,649	13,348

Equity transactions:
Purchase payments received from contract owners (note 3)	(21)	-	124,504	118,963	122,764	128,681	-	-
Transfers between funds	(58,757)	(14,999)	(192,811)	(43,601)	57,685	6,761	(1,075)	-
Redemptions (note 3)	(59,715)	(126,157)	(212,486)	(360,876)	(508,198)	(297,874)	(100,890)	(38,226)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(419)	(510)	(2,624)	(2,877)	(1,748)	(1,815)	(541)	(556)
Contingent deferred sales charges (note 2)	-	(270)	(57)	(1,833)	(228)	(48)	(28)	-
Adjustments to maintain reserves	(21)	(33)	(148)	85	(32)	(45)	103	(21)

Net equity transactions	(118,933)	(141,969)	(283,622)	(290,139)	(329,757)	(164,340)	(102,431)	(38,803)

Net change in contract owners’ equity	(28,570)	(147,288)	(36,835)	(291,573)	(345,983)	(195,038)	(99,782)	(25,455)
Contract owners’ equity beginning of period	1,026,130	1,173,418	2,700,680	2,992,253	2,124,583	2,319,621	328,263	353,718

Contract owners’ equity end of period	$997,560	1,026,130	2,663,845	2,700,680	1,778,600	2,124,583	228,481	328,263

CHANGES IN UNITS:
Beginning units	68,364	77,761	30,566	35,669	111,217	119,423	5,437	5,794
Units purchased	-	-	2,773	1,841	24,168	14,219	-	-
Units redeemed	(7,859)	(9,397)	(3,076)	(6,944)	(40,565)	(22,425)	(1,977)	(357)

Ending units	60,505	68,364	30,263	30,566	94,820	111,217	3,460	5,437

	NIIXA		IDAS		IDCS		IDMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$57	45	6,974	2,164	3,775	2,047	25,771	5,268
Realized gain (loss) on investments	8	11	69,748	91,114	(827)	5,320	97,506	11,017
Change in unrealized gain (loss) on investments	(87)	(164)	(70,038)	(219,549)	10,784	(23,465)	(110,829)	(398,974)
Reinvested capital gains	7	31	96,715	76,513	5,331	7,910	201,147	269,953

Net increase (decrease) in contract owners’ equity resulting from operations	(15)	(77)	103,399	(49,758)	19,063	(8,188)	213,595	(112,736)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	46,768	62,253	12,568	15,317	150,244	185,466
Transfers between funds	-	-	(22,359)	26,559	(2,927)	11,512	(42,170)	(103,520)
Redemptions (note 3)	-	-	(146,660)	(158,382)	(82,129)	(154,697)	(682,260)	(361,794)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(885)	(446)	(309)	(4)	(1,334)	(1,881)
Adjustments to maintain reserves	(6)	(4)	(42)	(17)	8	(37)	(51)	37

Net equity transactions	(6)	(4)	(123,178)	(70,033)	(72,789)	(127,909)	(575,571)	(281,692)

Net change in contract owners’ equity	(21)	(81)	(19,779)	(119,791)	(53,726)	(136,097)	(361,976)	(394,428)
Contract owners’ equity beginning of period	3,452	3,533	1,249,353	1,369,144	614,323	750,420	3,754,404	4,148,832

Contract owners’ equity end of period	$3,431	3,452	1,229,574	1,249,353	560,597	614,323	3,392,428	3,754,404

CHANGES IN UNITS:
Beginning units	284	284	84,163	88,686	43,709	52,690	252,181	270,666
Units purchased	-	-	3,464	7,129	1,675	2,918	11,574	12,310
Units redeemed	-	-	(11,545)	(11,652)	(6,934)	(11,899)	(49,570)	(30,795)

Ending units	284	284	76,082	84,163	38,450	43,709	214,185	252,181

	IDMAS		IDMCS		NMCIXA		MMF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$21,332	4,985	4,405	2,521	(1,734)	(3,246)	(71,200)	(85,263)
Realized gain (loss) on investments	118,795	240,513	9,932	20,925	29,245	41,560	-	-
Change in unrealized gain (loss) on investments	(121,960)	(548,243)	4,407	(74,875)	41,462	(164,941)	-	-
Reinvested capital gains	205,140	193,744	22,426	32,250	70,474	94,401	-	151

Net increase (decrease) in contract owners’ equity resulting from operations	223,307	(109,001)	41,170	(19,179)	139,447	(32,226)	(71,200)	(85,112)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,660	151,573	225,880	41,165	26,985	31,672	415,628	506,831
Transfers between funds	(88,812)	(295,917)	2,776	16,854	(10,280)	(15,522)	541,323	21,893
Redemptions (note 3)	(240,408)	(310,232)	(580,712)	(92,473)	(98,783)	(63,875)	(1,142,422)	(1,879,883)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(5,804)	(6,455)
Contingent deferred sales charges (note 2)	(3,284)	(898)	(253)	(8)	(44)	(6)	(1,867)	(34)
Adjustments to maintain reserves	(31)	(32)	(20)	(24)	(21)	(8)	(16)	9

Net equity transactions	(203,875)	(455,506)	(352,329)	(34,486)	(82,143)	(47,739)	(193,158)	(1,357,639)

Net change in contract owners’ equity	19,432	(564,507)	(311,159)	(53,665)	57,304	(79,965)	(264,358)	(1,442,751)
Contract owners’ equity beginning of period	2,999,339	3,563,846	1,003,947	1,057,612	827,324	907,289	5,654,922	7,097,673

Contract owners’ equity end of period	$3,018,771	2,999,339	692,788	1,003,947	884,628	827,324	5,390,564	5,654,922

CHANGES IN UNITS:
Beginning units	198,017	226,683	67,963	70,183	34,386	36,141	246,868	306,037
Units purchased	8,857	10,204	15,358	4,141	3,487	2,846	59,443	59,669
Units redeemed	(22,332)	(38,870)	(38,887)	(6,361)	(6,842)	(4,601)	(67,680)	(118,838)

Ending units	184,542	198,017	44,434	67,963	31,031	34,386	238,631	246,868

	MMFR		NGFA		GVIDA		GVIDC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(36,177)	(36,150)	(5,783)	(7,918)	2,396	759	8,782	3,958
Realized gain (loss) on investments	-	-	5,194	39,159	174,584	168,548	(4,711)	(251)
Change in unrealized gain (loss) on investments	-	-	(22,524)	(42,528)	(156,216)	(193,511)	1,013	(34,181)
Reinvested capital gains	-	82	28,143	33,864	89,985	-	14,900	23,124

Net increase (decrease) in contract owners’ equity resulting from operations	(36,177)	(36,068)	5,030	22,577	110,749	(24,204)	19,984	(7,350)

Equity transactions:
Purchase payments received from contract owners (note 3)	121,283	141,853	119,212	114,173	277,994	160,542	66,416	104,347
Transfers between funds	740,433	45,881	(85,748)	(8,534)	(16,410)	(61,844)	203,309	42,410
Redemptions (note 3)	(1,087,173)	(393,222)	(212,202)	(62,470)	(578,381)	(343,096)	(52,913)	(24,702)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(764)	(800)	(3,105)	(3,200)	(948)	(800)
Contingent deferred sales charges (note 2)	(489)	(335)	(71)	(59)	(298)	(6)	-	(56)
Adjustments to maintain reserves	(12)	(65)	(39)	(33)	3	(10)	(7)	(1)

Net equity transactions	(225,958)	(205,888)	(179,612)	42,277	(320,197)	(247,614)	215,857	121,198

Net change in contract owners’ equity	(262,135)	(241,956)	(174,582)	64,854	(209,448)	(271,818)	235,841	113,848
Contract owners’ equity beginning of period	3,018,509	3,260,465	748,336	683,482	1,488,064	1,759,882	719,551	605,703

Contract owners’ equity end of period	$2,756,374	3,018,509	573,754	748,336	1,278,616	1,488,064	955,392	719,551

CHANGES IN UNITS:
Beginning units	289,326	308,529	34,894	32,918	84,998	98,227	54,185	45,138
Units purchased	101,549	77,536	6,280	10,196	16,280	11,043	23,863	11,093
Units redeemed	(123,209)	(96,739)	(14,877)	(8,220)	(33,684)	(24,272)	(8,139)	(2,046)

Ending units	267,666	289,326	26,297	34,894	67,594	84,998	69,909	54,185

	GVIDM		GVDMA		GVDMC		NVMIG6
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$14,878	6,348	16,535	4,850	4,264	2,912	(163)	(3,095)
Realized gain (loss) on investments	137,498	123,721	141,026	169,904	15,149	28,637	868	6,668
Change in unrealized gain (loss) on investments	(146,503)	(310,658)	(182,335)	(317,615)	(16,586)	(90,280)	(17,941)	(27,013)
Reinvested capital gains	148,062	132,768	257,127	69,169	24,401	46,705	6,036	16,545

Net increase (decrease) in contract owners’ equity resulting from operations	153,935	(47,821)	232,353	(73,692)	27,228	(12,026)	(11,200)	(6,895)

Equity transactions:
Purchase payments received from contract owners (note 3)	412,626	400,125	461,111	478,413	101,301	93,933	43,762	43,265
Transfers between funds	(7,012)	(44,314)	55,700	14,292	(7,864)	(48,497)	34,520	57,653
Redemptions (note 3)	(727,026)	(590,720)	(605,420)	(507,543)	(259,440)	(143,619)	(47,368)	(32,474)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,107)	(5,103)	(5,769)	(5,435)	(1,543)	(1,850)	(273)	(270)
Contingent deferred sales charges (note 2)	(1,726)	(2,394)	(610)	(4,593)	(555)	(1,432)	-	-
Adjustments to maintain reserves	(8)	(36)	(16)	(5)	(15)	(7)	-	(17)

Net equity transactions	(328,253)	(242,442)	(95,004)	(24,871)	(168,116)	(101,472)	30,641	68,157

Net change in contract owners’ equity	(174,318)	(290,263)	137,349	(98,563)	(140,888)	(113,498)	19,441	61,262
Contract owners’ equity beginning of period	2,841,775	3,132,038	3,357,880	3,456,443	845,827	959,325	275,949	214,687

Contract owners’ equity end of period	$2,667,457	2,841,775	3,495,229	3,357,880	704,939	845,827	295,390	275,949

CHANGES IN UNITS:
Beginning units	178,303	193,361	198,100	199,795	57,213	64,027	25,950	19,793
Units purchased	31,524	25,535	31,484	29,063	6,730	6,255	8,087	9,229
Units redeemed	(51,568)	(40,593)	(37,006)	(30,758)	(18,240)	(13,069)	(5,183)	(3,072)

Ending units	158,259	178,303	192,578	198,100	45,703	57,213	28,854	25,950

	NIXR		NSCIXA		NVTIV3		NBGST
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,148	18,442	(521)	(1,677)	1,872	2,131	(83,957)	(94,393)
Realized gain (loss) on investments	192,928	153,295	26,060	36,428	(35,953)	(279)	625,076	323,554
Change in unrealized gain (loss) on investments	(66,237)	(493,743)	26,419	(111,520)	28,071	(33,651)	94,820	(956,187)
Reinvested capital gains	193,805	306,683	32,566	47,491	4,391	13,818	411,436	657,759

Net increase (decrease) in contract owners’ equity resulting from operations	330,644	(15,323)	84,524	(29,278)	(1,619)	(17,981)	1,047,375	(69,267)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,912	187,566	16,848	17,969	39,951	47,514	158,052	142,018
Transfers between funds	281,836	258,723	16,187	6,450	9,207	24,068	(170,733)	(125,939)
Redemptions (note 3)	(517,766)	(417,674)	(46,280)	(47,861)	(103,319)	(11,580)	(797,274)	(1,221,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,602)	(1,693)	-	-	(437)	(449)	(2,894)	(3,220)
Contingent deferred sales charges (note 2)	(49)	(144)	(10)	(101)	-	(46)	(181)	(1,215)
Adjustments to maintain reserves	(88)	(17)	(33)	(9)	(12)	-	27	(102)

Net equity transactions	(27,757)	26,761	(13,288)	(23,552)	(54,610)	59,507	(813,003)	(1,209,717)

Net change in contract owners’ equity	302,887	11,438	71,236	(52,830)	(56,229)	41,526	234,372	(1,278,984)
Contract owners’ equity beginning of period	3,308,197	3,296,759	461,417	514,247	307,675	266,149	7,120,997	8,399,981

Contract owners’ equity end of period	$3,611,084	3,308,197	532,653	461,417	251,446	307,675	7,355,369	7,120,997

CHANGES IN UNITS:
Beginning units	218,846	216,291	22,349	23,429	21,806	17,903	169,278	197,254
Units purchased	37,460	32,520	2,798	2,339	5,377	5,424	16,815	13,096
Units redeemed	(41,005)	(29,965)	(3,577)	(3,419)	(9,329)	(1,521)	(36,088)	(41,072)

Ending units	215,301	218,846	21,570	22,349	17,854	21,806	150,005	169,278

	NBGF		NBGT		PF		NBPT
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(8,942)	(10,555)	(439)	(913)	(14,553)	(7,950)	97	139
Realized gain (loss) on investments	23,605	(4,224)	(3,343)	(7,501)	144,904	(44,476)	(2,711)	(1,330)
Change in unrealized gain (loss) on investments	(60,638)	(228,805)	(10,376)	(24,546)	365,497	(499,546)	20,061	(25,181)
Reinvested capital gains	139,939	149,613	25,734	23,146	73,131	179,317	5,886	10,919

Net increase (decrease) in contract owners’ equity resulting from operations	93,964	(93,971)	11,576	(9,814)	568,979	(372,655)	23,333	(15,453)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,430	27,934	-	-	70,356	85,714	-	496
Transfers between funds	(27,161)	(50,037)	40	244	42,823	(74,818)	32,896	(16,026)
Redemptions (note 3)	(183,857)	(175,230)	(7,969)	(30,421)	(375,258)	(368,374)	(16,435)	(35,505)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,157)	(1,301)	-	-	(2,179)	(2,621)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(286)	(11)	(182)	-	(449)
Adjustments to maintain reserves	(15)	-	(8)	(10)	(41)	(3)	(31)	(1)

Net equity transactions	(196,760)	(198,634)	(7,937)	(30,473)	(264,310)	(360,284)	16,430	(51,485)

Net change in contract owners’ equity	(102,796)	(292,605)	3,639	(40,287)	304,669	(732,939)	39,763	(66,938)
Contract owners’ equity beginning of period	1,378,305	1,670,910	152,499	192,786	2,316,695	3,049,634	96,170	163,108

Contract owners’ equity end of period	$1,275,509	1,378,305	156,138	152,499	2,621,364	2,316,695	135,933	96,170

CHANGES IN UNITS:
Beginning units	40,821	46,519	8,668	10,285	53,703	61,190	5,871	8,599
Units purchased	480	919	10	20	4,856	1,981	1,619	29
Units redeemed	(6,250)	(6,617)	(443)	(1,637)	(10,547)	(9,468)	(926)	(2,757)

Ending units	35,051	40,821	8,235	8,668	48,012	53,703	6,564	5,871

	NLMB		NBSRT		OCAF		OGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(618)	(1,514)	(2,247)	(3,759)	(10,789)	(13,669)	(20,299)	(27,887)
Realized gain (loss) on investments	(2,769)	424	60,875	84,803	49,248	73,506	19,016	143,776
Change in unrealized gain (loss) on investments	2,007	(4,441)	(15,784)	(227,054)	(118,639)	(169,363)	(63,381)	(152,615)
Reinvested capital gains	-	-	84,205	124,071	38,641	131,078	-	162,136

Net increase (decrease) in contract owners’ equity resulting from operations	(1,380)	(5,531)	127,049	(21,939)	(41,539)	21,552	(64,664)	125,410

Equity transactions:
Purchase payments received from contract owners (note 3)	15,957	24,341	77,963	88,654	55,829	26,485	-	-
Transfers between funds	(88,281)	80,974	114,234	(152,054)	(6,218)	(34,293)	(135,318)	(87,634)
Redemptions (note 3)	(57,501)	(139,894)	(289,726)	(129,127)	(98,492)	(117,503)	(462,871)	(455,525)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(426)	(553)	(673)	(661)	-	-	(2,975)	(3,476)
Contingent deferred sales charges (note 2)	-	(192)	(105)	(65)	(268)	(1,856)	-	(53)
Adjustments to maintain reserves	(4)	(15)	(12)	(32)	(50)	(22)	22	(44)

Net equity transactions	(130,255)	(35,339)	(98,319)	(193,285)	(49,199)	(127,189)	(601,142)	(546,732)

Net change in contract owners’ equity	(131,635)	(40,870)	28,730	(215,224)	(90,738)	(105,637)	(665,806)	(421,322)
Contract owners’ equity beginning of period	487,476	528,346	1,310,738	1,525,962	1,071,507	1,177,144	3,794,604	4,215,926

Contract owners’ equity end of period	$355,841	487,476	1,339,468	1,310,738	980,769	1,071,507	3,128,798	3,794,604

CHANGES IN UNITS:
Beginning units	32,995	35,390	63,610	72,694	85,139	95,301	80,907	90,170
Units purchased	1,503	7,272	10,075	4,579	5,139	2,738	-	-
Units redeemed	(10,284)	(9,667)	(13,970)	(13,663)	(9,353)	(12,900)	(11,819)	(9,263)

Ending units	24,214	32,995	59,715	63,610	80,925	85,139	69,088	80,907

	OSI		PMTRA		ACVI2		FCI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$12,099	16,422	24,598	26,581	(3,524)	(5,938)	7,527	9,069
Realized gain (loss) on investments	(14,201)	(7,724)	(30,366)	(24,163)	(17,148)	(3,040)	687	9,060
Change in unrealized gain (loss) on investments	25,505	(27,828)	28,458	(85,992)	(50,653)	(76,885)	12,032	(25,369)
Reinvested capital gains	-	-	-	67,232	-	-	-	1,996

Net increase (decrease) in contract owners’ equity resulting from operations	23,403	(19,130)	22,690	(16,342)	(71,325)	(85,863)	20,246	(5,244)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,472	20,144	42,954	49,996	63,166	44,196	-	-
Transfers between funds	(17,104)	15,310	(93,417)	(61,829)	(62,742)	1,187,882	-	-
Redemptions (note 3)	(86,391)	(67,282)	(306,946)	(427,238)	(67,201)	(46,582)	(40,624)	(55,590)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(486)	(197)	(301)	(395)
Contingent deferred sales charges (note 2)	(284)	(116)	(68)	(1,122)	(204)	(7)	-	-
Adjustments to maintain reserves	22	(35)	240	(296)	(29)	(10)	(41)	34

Net equity transactions	(92,285)	(31,979)	(357,237)	(440,489)	(67,496)	1,185,282	(40,966)	(55,951)

Net change in contract owners’ equity	(68,882)	(51,109)	(334,547)	(456,831)	(138,821)	1,099,419	(20,720)	(61,195)
Contract owners’ equity beginning of period	502,605	553,714	1,947,868	2,404,699	1,099,419	-	279,629	340,824

Contract owners’ equity end of period	$433,723	502,605	1,613,321	1,947,868	960,598	1,099,419	258,909	279,629

CHANGES IN UNITS:
Beginning units	25,507	27,143	99,941	122,077	118,995	-	2,126	2,534
Units purchased	703	2,331	2,778	5,234	9,098	125,370	-	-
Units redeemed	(5,256)	(3,967)	(20,944)	(27,370)	(16,587)	(6,375)	(325)	(408)

Ending units	20,954	25,507	81,775	99,941	111,506	118,995	1,801	2,126

	FEI		FHIP		FMG		FPR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$65,497	130,037	113	143	(49,183)	(59,071)	27,514	48,100
Realized gain (loss) on investments	(112,837)	(11,468)	(1)	1	(73,553)	(11,009)	3,689	50,772
Change in unrealized gain (loss) on investments	736,389	(837,335)	218	(270)	199,235	(241,460)	70,377	(375,140)
Reinvested capital gains	110,878	434,298	-	-	147,362	530,454	118,592	302,675

Net increase (decrease) in contract owners’ equity resulting from operations	799,927	(284,468)	330	(126)	223,861	218,914	220,172	26,407

Equity transactions:
Purchase payments received from contract owners (note 3)	245,456	180,350	-	-	302,622	264,415	386,300	258,301
Transfers between funds	(92,208)	1,005	-	-	(198,505)	(63,082)	304,190	435,479
Redemptions (note 3)	(1,024,010)	(412,654)	-	-	(1,597,896)	(872,816)	(794,253)	(785,914)
Annuity benefits	(356)	(363)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,798)	(5,099)	-	-	(7,959)	(8,580)	(5,144)	(5,405)
Contingent deferred sales charges (note 2)	(1,669)	(182)	-	-	(177)	(168)	(16)	(928)
Adjustments to maintain reserves	335	86	(2)	(2)	3	(24)	(7)	13

Net equity transactions	(877,250)	(236,857)	(2)	(2)	(1,501,912)	(680,255)	(108,930)	(98,454)

Net change in contract owners’ equity	(77,323)	(521,325)	328	(128)	(1,278,051)	(461,341)	111,242	(72,047)
Contract owners’ equity beginning of period	5,594,375	6,115,700	2,497	2,625	7,549,066	8,010,407	5,897,022	5,969,069

Contract owners’ equity end of period	$5,517,052	5,594,375	2,825	2,497	6,271,015	7,549,066	6,008,264	5,897,022

CHANGES IN UNITS:
Beginning units	40,068	41,708	69	69	172,996	188,529	118,299	120,282
Units purchased	2,053	1,606	-	-	8,811	7,120	17,210	14,962
Units redeemed	(8,017)	(3,246)	-	-	(43,462)	(22,653)	(19,243)	(16,945)

Ending units	34,104	40,068	69	69	138,345	172,996	116,266	118,299

	FO2		OVGSS		PUGOA		PUIGA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,958)	6,490	(21,491)	(11,702)	(111)	-	73	54
Realized gain (loss) on investments	(63,831)	(5,401)	(140,457)	(14,073)	(162)	-	-	8
Change in unrealized gain (loss) on investments	(63,499)	(125,296)	(219,230)	(184,871)	472	-	(267)	(123)
Reinvested capital gains	2,874	2,082	295,931	331,412	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,414)	(122,125)	(85,247)	120,766	199	-	(194)	(61)

Equity transactions:
Purchase payments received from contract owners (note 3)	131,947	85,388	294,765	335,198	106	-	-	-
Transfers between funds	(77,155)	2,283,833	(180,731)	65,817	47,417	-	-	-
Redemptions (note 3)	(412,290)	(163,211)	(622,703)	(732,228)	(221)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(838)	(555)	(2,448)	(2,754)	-	-	-	-
Contingent deferred sales charges (note 2)	(792)	(180)	(514)	(1,425)	-	-	-	-
Adjustments to maintain reserves	(26)	(27)	(55)	(27)	5	-	(2)	(3)

Net equity transactions	(359,154)	2,205,248	(511,686)	(335,419)	47,307	-	(2)	(3)

Net change in contract owners’ equity	(485,568)	2,083,123	(596,933)	(214,653)	47,506	-	(196)	(64)
Contract owners’ equity beginning of period	2,083,123	-	4,722,614	4,937,267	-	-	4,774	4,838

Contract owners’ equity end of period	$1,597,555	2,083,123	4,125,681	4,722,614	47,506	-	4,578	4,774

CHANGES IN UNITS:
Beginning units	222,466	-	456,661	488,575	-	-	265	265
Units purchased	23,201	241,109	34,458	49,175	5,996	-	-	-
Units redeemed	(63,200)	(18,643)	(86,363)	(81,089)	(1,399)	-	-	-

Ending units	182,467	222,466	404,756	456,661	4,597	-	265	265

	PBF		WRASCA		SACSA		WFENAD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,485	4,263	(3,900)	(5,162)	(25,646)	(5,230)	(1,274)	(303)
Realized gain (loss) on investments	3,234	20,359	(4,774)	48,279	(62,216)	(2,771)	(5,021)	(482)
Change in unrealized gain (loss) on investments	(63,652)	(112,414)	27,366	(88,273)	250,850	(297,389)	2,860	(10,003)
Reinvested capital gains	55,155	32,838	16,187	44,631	73,738	240,774	4,174	9,703

Net increase (decrease) in contract owners’ equity resulting from operations	(3,778)	(54,954)	34,879	(525)	236,726	(64,616)	739	(1,085)

Equity transactions:
Purchase payments received from contract owners (note 3)	103,243	57,636	5,706	5,743	70,032	8,101	3,479	496
Transfers between funds	(336,489)	(35,743)	(35,410)	(136,266)	48,074	2,153,586	(461)	126,820
Redemptions (note 3)	(90,448)	(63,341)	(18,068)	(60,768)	(438,101)	(12,027)	(30,841)	(4,724)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(629)	(732)	-	-	(1,065)	(171)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(11)	(45)	-	(143)	-
Adjustments to maintain reserves	(15)	3	(4)	(12)	(28)	(4)	(12)	(4)

Net equity transactions	(324,338)	(42,177)	(47,776)	(191,314)	(321,133)	2,149,485	(27,978)	122,588

Net change in contract owners’ equity	(328,116)	(97,131)	(12,897)	(191,839)	(84,407)	2,084,869	(27,239)	121,503
Contract owners’ equity beginning of period	1,022,305	1,119,436	333,887	525,726	2,084,869	-	121,503	-

Contract owners’ equity end of period	$694,189	1,022,305	320,990	333,887	2,000,462	2,084,869	94,264	121,503

CHANGES IN UNITS:
Beginning units	37,097	38,495	11,537	17,485	214,900	-	12,247	-
Units purchased	3,875	2,009	204	1,583	22,791	217,315	450	12,731
Units redeemed	(15,564)	(3,407)	(1,845)	(7,531)	(54,421)	(2,415)	(3,450)	(484)

Ending units	25,408	37,097	9,896	11,537	183,270	214,900	9,247	12,247

	SGRA		WFLCCA		WFLGA		WFAIVD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,912)	(2,215)	(526)	95	(27,204)	(5,619)	13	(1,875)
Realized gain (loss) on investments	(93,198)	276	(3,604)	10	(22,530)	35	8,678	13,113
Change in unrealized gain (loss) on investments	(54,482)	(120,365)	7,284	(3,708)	(143,303)	(146,992)	(12,652)	(103,342)
Reinvested capital gains	107,826	129,621	-	1,044	106,625	118,815	40,982	75,263

Net increase (decrease) in contract owners’ equity resulting from operations	(47,766)	7,317	3,154	(2,559)	(86,412)	(33,761)	37,021	(16,841)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,734	472	3,368	434	53,585	9,649	24,834	55,131
Transfers between funds	(309,605)	1,018,032	(23,418)	125,297	271	2,281,692	(13,919)	(26,599)
Redemptions (note 3)	(52,874)	(19,450)	(24,708)	(529)	(164,483)	(6,825)	(151,907)	(64,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,185)	(243)	(759)	(742)
Contingent deferred sales charges (note 2)	(297)	-	(115)	-	-	-	(62)	-
Adjustments to maintain reserves	(39)	11	(5)	(7)	(5)	(1)	(22)	(11)

Net equity transactions	(360,081)	999,065	(44,878)	125,195	(111,817)	2,284,272	(141,835)	(36,480)

Net change in contract owners’ equity	(407,847)	1,006,382	(41,724)	122,636	(198,229)	2,250,511	(104,814)	(53,321)
Contract owners’ equity beginning of period	1,006,382	-	122,636	-	2,250,511	-	762,638	815,959

Contract owners’ equity end of period	$598,535	1,006,382	80,912	122,636	2,052,282	2,250,511	657,824	762,638

CHANGES IN UNITS:
Beginning units	99,943	-	12,525	-	228,435	-	59,399	62,337
Units purchased	1,745	102,042	403	12,590	6,502	229,147	2,673	4,490
Units redeemed	(40,974)	(2,099)	(5,203)	(65)	(18,537)	(712)	(13,755)	(7,428)

Ending units	60,714	99,943	7,725	12,525	216,400	228,435	48,317	59,399

	PVF		ACVI4		SCS		SE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(281)	(945)	-	(6,793)	-	(24,879)	-	(1,524)
Realized gain (loss) on investments	(7,257)	27,165	-	381,196	-	374,786	-	16,095
Change in unrealized gain (loss) on investments	7,197	(41,166)	-	(292,499)	-	(356,934)	-	(19,034)
Reinvested capital gains	-	3,408	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(341)	(11,538)	-	81,904	-	(7,027)	-	(4,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	570	5,475	-	23,681	-	44,904	-	4,436
Transfers between funds	(65,309)	(10,388)	-	(1,231,987)	-	(2,223,099)	-	(105,214)
Redemptions (note 3)	(8,016)	(95,116)	-	(96,120)	-	(289,198)	-	(60,559)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(375)	-	(985)	-	-
Contingent deferred sales charges (note 2)	(26)	(2,150)	-	(121)	-	(74)	-	(168)
Adjustments to maintain reserves	1	(20)	-	(19)	-	(51)	-	(11)

Net equity transactions	(72,780)	(102,199)	-	(1,304,941)	-	(2,468,503)	-	(161,516)

Net change in contract owners’ equity	(73,121)	(113,737)	-	(1,223,037)	-	(2,475,530)	-	(165,979)
Contract owners’ equity beginning of period	73,121	186,858	-	1,223,037	-	2,475,530	-	165,979

Contract owners’ equity end of period	$-	73,121	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,394	8,009	-	72,889	-	75,814	-	9,605
Units purchased	85	1,595	-	1,593	-	1,374	-	1,439
Units redeemed	(3,479)	(6,210)	-	(74,482)	-	(77,188)	-	(11,044)

Ending units	-	3,394	-	-	-	-	-	-

	SGR		WFLCCI		STR		FO2R
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(10,149)	-	(1,543)	-	(24,937)	-	(7,767)
Realized gain (loss) on investments	-	127,561	-	28,608	-	914,855	-	368,125
Change in unrealized gain (loss) on investments	-	(110,290)	-	(22,143)	-	(786,395)	-	(202,144)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	7,122	-	4,922	-	103,523	-	158,214

Equity transactions:
Purchase payments received from contract owners (note 3)	-	5,204	-	1,785	-	50,895	-	43,962
Transfers between funds	-	(1,027,080)	-	(160,818)	-	(2,323,527)	-	(1,906,258)
Redemptions (note 3)	-	(93,358)	-	(33,325)	-	(172,585)	-	(84,713)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(1,137)	-	(392)
Contingent deferred sales charges (note 2)	-	(772)	-	-	-	(198)	-	-
Adjustments to maintain reserves	-	(23)	-	(24)	-	(19)	-	2

Net equity transactions	-	(1,116,029)	-	(192,382)	-	(2,446,571)	-	(1,947,399)

Net change in contract owners’ equity	-	(1,108,907)	-	(187,460)	-	(2,343,048)	-	(1,789,185)
Contract owners’ equity beginning of period	-	1,108,907	-	187,460	-	2,343,048	-	1,789,185

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	39,295	-	9,060	-	54,330	-	118,806
Units purchased	-	1,052	-	3,445	-	1,287	-	6,129
Units redeemed	-	(40,347)	-	(12,505)	-	(55,617)	-	(124,935)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

INVESCO INVESTMENTS

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

International Growth Fund: Class A (TCIGA)

International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

DELAWARE GROUP

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

Federated High Yield Trust: Service Shares (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan(R) Fund (FMG)

Puritan Fund (FPR)

VIP Overseas Portfolio - Service Class 2 (FO2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Templeton Foreign Securities Fund - Class 2 (TIF2)

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

JANUS FUNDS

Balanced Fund: Class S (JBS)

Class T (JF)

Overseas Fund: Class S (JOS)

Twenty Fund: Class T (JTF)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Nationwide Government Money Market Fund - Investor Class (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund: Investor Class (PF)

Large Cap Value Fund: Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Capital Appreciation Fund- Class A (OCAF)

Global Fund- Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

AMERICAN CENTURY INVESTORS INC.

VP International Fund - Class II (ACVI2)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Class A (SACSA)

Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)

Advantage Funds(R) - Growth Fund - Class A (SGRA)

Advantage - Large Cap Core - Class A (WFLCCA)

Advantage Large Cap Growth Fund - Class A (WFLGA)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, for Soloist contracts, if any part of the contract value is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

Destination IA does not include a contingent deferred sales charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist and Destination IA contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor	Destination IA
Variable Account Charge - Recurring	1.30%	1.20%	0.70%
Maximum Guaranteed Lifetime Withdrawal Fee - Recurring	-	-	1.20%
CDSC Options:	-	-	-
Seven Year CDSC	-	(0.25%)	-
Five Year CDSC	-	(0.10%)	-
Reduced Purchase Payment Option:	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25	-	-	-
In states other than Oregon	-	0.25%	-
In Oregon Only	-	0.30%	-
Death Benefit Options:	-	-	-
Five-Year Reset (for contract issued on or after 1-2-01)	-	0.05%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.	-	-	-
One-Year Enhanced (for contracts issues on or after 1-2-01)	-	0.15%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.	-	-	-
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)	-	0.20%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.	-	-	-
Five-Year Reset (for contracts issued prior to 1-2-01)	-	0.05%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.	-	-	-
One-Year Step Up (for contracts issued prior to 1-2-01)	-	0.10%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.	-	-	-
Guaranteed Minimum Income Benefit Options:	-	-	-
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)	-	-	-
Option 1	-	0.45%	-
Option 2	-	0.30%	-
Beneficiary Protector Option	-	0.40%	-
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.	-	-	-

Maximum Variable Account Charges*	1.30%	2.55%	1.90%
*The	contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$100,133	$87	$1,793	$4,583	$3,420	$-	$-	$-
1.00%	401	-	-	-	-	-	-	-
1.05%	3,153	-	-	50	-	-	-	-
1.10%	56,876	57	688	2,261	-	-	-	-
1.15%	27,148	-	669	85	-	-	-	-
1.20%	173,830	149	2,951	3,118	1,315	-	-	417
1.25%	24,343	11	264	519	648	-	-	44
1.30%	1,752,311	-	90	37,597	18,854	5,900	18,067	-
1.35%	41,547	3,914	598	682	15	-	-	-
1.40%	28,315	-	1,244	406	111	-	-	48
1.45%	130,182	282	2,380	2,284	686	-	-	134
1.50%	25,230	-	266	373	8	-	-	63
1.60%	743	-	4	12	-	-	-	-
1.65%	5,798	-	21	-	-	-	-	-
1.70%	5,235	-	-	-	-	-	-	-
1.75%	456	-	-	-	-	-	-	-
1.80%	357	-	-	-	-	-	-	-
1.90%	1,051	-	-	-	-	-	-	-
2.05%	27	4	-	-	-	-	-	-

Totals	$2,377,136	$4,504	$10,968	$51,970	$25,057	$5,900	$18,067	$706

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$363	$3,821	$-	$1,595	$3,690	$-	$1,841
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	671	-	-	-	-	-
1.10%	-	3,698	1,938	-	93	4,433	-	666
1.15%	-	-	236	-	215	49	-	-
1.20%	-	1,326	4,472	-	581	5,901	-	5,908
1.25%	-	145	896	-	1	204	-	499
1.30%	4,502	54,110	78	42,092	9,124	70,314	10,204	20,440
1.35%	-	286	1,027	-	55	995	-	1,210
1.40%	-	943	1,543	-	85	349	-	53
1.45%	-	2,819	1,845	-	3,220	2,166	-	1,437
1.50%	-	617	214	-	127	265	-	759
1.60%	-	-	-	-	-	13	-	-
1.65%	-	-	629	-	83	-	-	74
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	205	-	15	-	-	8
2.05%	-	-	-	-	-	-	-	-

Totals	$4,502	$64,307	$17,575	$42,092	$15,194	$88,379	$10,204	$32,895

	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT

0.95%	$370	$-	$-	$77	$379	$664	$-	$3,305
1.00%	-	-	-	-	-	-	-	-
1.05%	114	-	-	-	-	-	-	-
1.10%	-	-	-	-	2	2	-	243
1.15%	-	-	-	-	-	-	-	457
1.20%	653	-	-	254	377	1,475	103	3,336
1.25%	-	-	-	52	253	41	199	266
1.30%	7,595	148,289	17,914	-	5,743	17,565	-	14,551
1.35%	125	-	-	-	-	24	-	215
1.40%	104	-	-	124	-	-	-	329
1.45%	1,426	-	-	25	253	1,464	30	2,446
1.50%	12	-	-	845	-	-	-	574
1.60%	8	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	15	-	100
2.05%	-	-	-	-	-	17	-	-

Totals	$10,407	$148,289	$17,914	$1,377	$7,007	$21,267	$332	$25,822

	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO

0.95%	$368	$68	$-	$1,395	$2,698	$-	$740	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	130	-	-	418	-	-	-
1.10%	9	-	-	1,626	505	-	831	-
1.15%	84	-	-	164	987	-	230	-
1.20%	1,224	149	-	2,715	5,074	-	2,961	-
1.25%	22	278	-	285	1,441	-	47	-
1.30%	-	-	22,498	19	17	20,991	-	30,252
1.35%	514	285	-	433	1,831	-	209	-
1.40%	239	11	-	254	1,644	-	320	-
1.45%	445	149	-	3,035	6,669	-	750	-
1.50%	437	8	-	457	1,102	-	183	-
1.60%	-	-	-	-	84	-	-	-
1.65%	385	-	-	358	396	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	35	-	-	-
1.90%	1	-	-	-	194	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$3,728	$1,078	$22,498	$10,741	$23,095	$20,991	$6,271	$30,252

	FAHY	FAOA	FAM	TIF2	FRBSI	TFF	TMSF	FSCG

0.95%	$100	$-	$-	$399	$1,735	$711	$4,991	$2,646
1.00%	-	-	-	-	38	-	70	-
1.05%	-	-	-	-	-	60	137	508
1.10%	1	-	-	685	240	199	1,072	431
1.15%	-	-	-	696	718	-	1,018	65
1.20%	902	-	-	2,107	4,439	688	5,236	2,861
1.25%	28	-	-	257	481	3	935	872
1.30%	5,683	-	16,897	17,355	56	7,638	26,941	1
1.35%	-	5	-	218	885	111	1,410	225
1.40%	-	-	-	844	1,396	95	584	1,534
1.45%	32	-	-	1,718	5,271	435	3,522	1,779
1.50%	-	-	-	134	182	1	1,177	936
1.60%	-	-	-	-	4	-	322	34
1.65%	-	-	-	29	328	51	373	317
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	36	44
1.90%	8	-	-	-	-	-	102	-
2.05%	-	-	-	-	-	-	-	-

Totals	$6,754	$5	$16,897	$24,442	$15,773	$9,992	$47,926	$12,253

	AREA	ASCGI	JBS	JF	JOS	JTF	JWF	JWS

0.95%	$1,876	$676	$1,776	$905	$162	$1,416	$-	$524
1.00%	82	-	-	-	-	-	-	-
1.05%	-	-	-	307	-	-	-	-
1.10%	197	289	-	313	-	998	49	-
1.15%	1,198	-	4,091	99	-	-	-	-
1.20%	1,572	1,691	3,943	1,864	249	4,938	178	1,151
1.25%	381	212	968	322	-	1,137	252	173
1.30%	46	70	21	42,796	-	164,256	20,351	-
1.35%	435	84	591	219	162	271	-	352
1.40%	1,116	-	581	62	-	781	-	173
1.45%	3,048	663	1,204	441	36	1,465	70	887
1.50%	34	104	277	8	161	244	-	3
1.60%	12	16	-	-	-	59	-	-
1.65%	76	50	-	44	-	117	-	68
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	13	-	-	8	-	1	-	-
2.05%	-	-	-	1	-	-	-	-

Totals	$10,086	$3,855	$13,452	$47,389	$770	$175,683	$20,900	$3,331

	LSC	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF

0.95%	$435	$-	$368	$1,445	$445	$356	$1,718	$148
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	150	-	-	-	58	-
1.10%	-	-	-	29	1,190	-	642	-
1.15%	-	-	-	313	49	355	1,330	-
1.20%	47	-	92	634	1,160	1,009	1,434	51
1.25%	53	-	76	-	35	381	45	-
1.30%	36,948	12,683	18,070	68	7,786	29,790	18,369	3,224
1.35%	-	-	-	59	251	155	266	1
1.40%	-	-	-	85	79	166	613	-
1.45%	423	-	1,331	2,655	1,079	1,041	2,176	10
1.50%	-	-	-	182	138	35	1	-
1.60%	-	-	-	-	16	-	-	-
1.65%	-	-	-	-	-	20	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	79	-	15	-	-	-	38	-
2.05%	-	-	4	-	-	-	-	-

Totals	$37,985	$12,683	$20,106	$5,470	$12,228	$33,308	$26,690	$3,434

	NIIXA	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF

0.95%	$-	$980	$2,288	$4,577	$5,537	$855	$1,860	$-
1.00%	-	-	-	-	-	-	91	-
1.05%	-	-	-	-	-	-	-	-
1.10%	26	659	-	2,951	117	633	318	-
1.15%	-	337	126	1,833	326	680	660	-
1.20%	-	4,728	1,820	12,168	11,040	2,577	2,328	-
1.25%	1	1,317	29	1,385	342	898	22	-
1.30%	-	-	-	86	14	-	18	71,200
1.35%	1	1,486	595	2,666	5,854	1,276	599	-
1.40%	-	1,446	-	200	662	303	1,179	-
1.45%	5	3,695	1,707	12,613	9,065	3,134	1,834	-
1.50%	-	984	64	931	3,764	93	985	-
1.60%	-	15	-	-	14	12	-	-
1.65%	-	-	-	558	172	-	121	-
1.70%	-	-	-	4,523	-	-	-	-
1.75%	-	-	-	439	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	38	38	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$33	$15,647	$6,629	$44,968	$36,945	$10,461	$10,015	$71,200

	MMFR	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6

0.95%	$5,461	$474	$-	$-	$130	$-	$-	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	10,186	214	-	-	446	-	-	-
1.15%	955	-	-	-	89	-	-	109
1.20%	9,105	512	-	-	879	-	-5
1.25%	1,042	211	-	-	44	-	-	-
1.30%	211	5,878	17,844	9,716	32,932	43,991	9,086	3,449
1.35%	818	249	-	-	65	-	-	1
1.40%	727	52	-	-	-	-	-	-
1.45%	5,063	488	-	-	665	-	-	-
1.50%	1,810	-	-	-	-	-	-	-
1.60%	11	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	712	-	-	-	-	-	-	-
1.75%	17	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	59	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$36,177	$8,078	$17,844	$9,716	$35,250	$43,991	$9,086	$3,564

	NIXR	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT

0.95%	$2,537	$746	$-	$3,868	$-	$337	$-	$273
1.00%	-	-	-	55	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	2,320	346	86	3,848	-	165	-	30
1.15%	904	65	136	564	-	-	-	-
1.20%	6,737	2,007	-	11,173	-	786	-	247
1.25%	1,403	250	-	1,461	-	-	-	102
1.30%	21,540	-	3,242	57,408	17,028	-	31,137	-
1.35%	1,414	421	-	2,601	-	46	-	-
1.40%	178	420	65	1,991	-	11	-	-
1.45%	3,884	1,167	-	3,722	-	477	-	532
1.50%	2,054	197	-	1,070	-	-	-	-
1.60%	20	-	-	-	-	-	-	-
1.65%	45	66	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	114	-	-	-	-	-	-	-
1.90%	-	-	-	1	-	-	-	1
2.05%	1	-	-	-	-	-	-	-

Totals	$43,151	$5,685	$3,529	$87,762	$17,028	$1,822	$31,137	$1,185

	NLMB	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI2	FCI

0.95%	$-	$905	$1,901	$2,073	$597	$2,320	$120	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	97	453	-	-	-	-
1.10%	-	5,429	1,162	1,598	179	1,014	317	-
1.15%	-	423	278	-	138	5,078	322	-
1.20%	-	828	4,604	1,173	2,003	5,027	1,135	-
1.25%	-	21	322	444	525	662	21	-
1.30%	5,288	7,276	-	34,752	79	380	9,917	3,300
1.35%	-	257	587	196	645	1,259	294	-
1.40%	-	467	464	166	666	1,165	236	-
1.45%	-	796	827	940	1,001	4,220	606	-
1.50%	-	291	709	238	12	344	17	-
1.60%	-	-	16	15	24	7	4	-
1.65%	-	-	514	1	-	802	18	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	34	-	-	94	-	-
1.90%	-	-	-	67	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$5,288	$16,693	$11,515	$42,116	$5,869	$22,372	$13,007	$3,300

	FEI	FHIP	FMG	FPR	FO2	OVGSS	PUGOA	PUIGA

0.95%	$-	$-	$-	$-	$1,038	$2,289	$19	$-
1.00%	-	-	-	-	-	65	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	162	517	-	-
1.15%	-	-	-	-	187	509	-	-
1.20%	-	-	-	-	2,350	3,571	69	-
1.25%	-	-	-	-	3	364	-	-
1.30%	70,922	33	86,816	78,246	17,422	40,945	-	-
1.35%	-	-	-	-	260	1,002	4	-
1.40%	-	-	-	-	152	692	-	-
1.45%	-	-	-	-	952	3,628	19	63
1.50%	-	-	-	-	60	1,185	4	1
1.60%	-	-	-	-	-	11	-	-
1.65%	-	-	-	-	26	56	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	34	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$70,922	$33	$86,816	$78,246	$22,612	$54,868	$115	$64

	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA	WFAIVD

0.95%	$-	$554	$1,094	$164	$2,789	$183	$-	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	171	97	1	379	118	-	-
1.15%	-	163	-	47	111	-	-	-
1.20%	-	1,410	2,527	116	1,553	237	-	-
1.25%	-	220	303	-	225	-	-	-
1.30%	11,039	-	19,187	-	-	-	27,204	8,870
1.35%	-	40	68	35	460	196	-	-
1.40%	-	521	53	131	400	52	-	-
1.45%	-	773	1,917	746	1,981	351	-	-
1.50%	-	38	389	34	14	-	-	-
1.60%	-	10	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	11	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$11,039	$3,900	$25,646	$1,274	$7,912	$1,137	$27,204	$8,870

	PVF

0.95%	$75
1.00%	-
1.05%	-
1.10%	-
1.15%	-
1.20%	410
1.25%	-
1.30%	-
1.35%	34
1.40%	-
1.45%	80
1.50%	15
1.60%	-
1.65%	-
1.70%	-
1.75%	-
1.80%	-
1.90%	-
2.05%	-

Totals	$614

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $524,600 and $215,500, respectively, and total transfers from the Account to the fixed account were $2,054,641 and $757,288, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $20,667 and $8,255 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and December 31, 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$184,554,284	$-	$-	$184,554,284

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$94,055	$14,830
Growth and Income Fund - Class A (VKGIA)	140,217	205,098
Invesco Mid Cap Growth Fund - Class A (VKGA)	259,519	1,212,518
Aberdeen Small Cap Fund - Class A (PRSCA)	453,128	1,153,089
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	105,168	53,046
U.S. Equity Fund - Institutional Service Class (ADUES)	289,659	202,522

International Growth Fund: Class A (TCIGA)	124	4,101
International Growth Fund - Investor Class (TCIGR)	1,575	49,981
Growth Fund - Investor Class (TCG)	314,226	856,429
Income & Growth Fund - Class A (ACIGA)	131,353	271,289
Income & Growth Fund - Investor Class (IGF)	371,684	308,892
Short-Term Government Fund - Investor Class (BSTG)	181,674	264,363
Ultra(R) Fund - Investor Class (TCUL)	789,358	1,149,145
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	137,911	208,658
Appreciation Fund, Inc. (DAF)	661,465	237,523
Balanced Opportunity Fund - Class Z (DPBOZ)	233,307	98,904
Dreyfus S&P 500 Index Fund (DSPI)	1,672,943	1,509,920
Intermediate Term Income Fund - Class A (DPITIA)	104,779	247,981
Opportunistic Small Cap Fund (DROSC)	26,108	39,554
Third Century Fund, Inc. - Class Z (DTC)	32,406	115,414
Bond Fund - Class F Shares (FBDF)	136,526	178,100
Equity Income Fund, Inc. - Class F Shares (FEQIF)	1,017	8,372
Federated High Yield Trust: Service Shares (FHYT)	969,858	546,821
Intermediate Corporate Bond Fund - Service Shares (FIIF)	40,336	60,615
Advisor Balanced Fund - Class A (FABA)	42,161	9,726
Advisor Balanced Fund - Class T (FAB)	152,758	117,482
Advisor Equity Growth Fund - Class A (FAEGA)	175,240	230,185
Advisor Equity Income Fund - Class A (FAEIA)	107,300	279,172
Advisor Equity Income Fund - Class T (FAEI)	112,905	220,837
Advisor Growth Opportunities Fund - Class A (FAGOA)	200,972	254,210
Advisor Growth Opportunities Fund - Class T (FAGO)	374,061	624,946
Advisor High Income Advantage Fund - Class T (FAHY)	41,777	101,002
Advisor Overseas Fund - Class A (FAOA)	8	4
Asset Manager 50% (FAM)	77,375	112,643
Templeton Foreign Securities Fund - Class 2 (TIF2)	216,336	374,608
Balance Sheet Investment Fund - Class A (FRBSI)	130,051	218,545
Foreign Fund - Class A (TFF)	14,976	104,130
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	491,028	481,295
Small-Mid Cap Growth Fund - Class A (FSCG)	92,340	63,627
Real Estate Fund - Class A (AREA)	135,930	448,068
Small Cap Growth Fund - Investor Class (ASCGI)	29,037	318,837
Balanced Fund: Class S (JBS)	107,422	219,952
Class T (JF)	234,429	489,325
Overseas Fund: Class S (JOS)	2,417	20,315
Twenty Fund: Class T (JTF)	454,920	2,461,766
Global Research Fund - Class T (JWF)	11,761	172,845
Global Research Fund - Class S (JWS)	4,585	44,471
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	269,975	842,206
MFS Strategic Income Fund - Class A (MSI)	64,841	314,697
Bond Fund - Institutional Service Class (NBF)	449,118	138,864
Bond Index Fund - Class A (NBIXA)	314,331	67,612
Nationwide Fund: Class A (NFA)	40,038	131,141
Nationwide Fund - Institutional Service Class (NF)	208,739	411,384
Government Bond Fund - Institutional Service Class (NGBF)	448,013	769,596
Nationwide Growth Fund - Institutional Class (NGF)	24,572	118,101
International Index Fund - Class A (NIIXA)	97	33
Investor Destinations Aggressive Fund - Service Class (IDAS)	157,348	176,794
Investor Destinations Conservative Fund - Service Class (IDCS)	35,418	99,109
Investor Destinations Moderate Fund - Service Class (IDMS)	373,080	721,682
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	351,583	328,954
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	261,589	587,066
Mid Cap Market Index Fund - Class A (NMCIXA)	160,488	173,870
Nationwide Government Money Market Fund - Investor Class (MMF)	1,130,361	1,394,703
Money Market Fund - Service Class (MMFR)	823,556	1,085,679
Nationwide Growth Fund - Class A (NGFA)	75,221	232,433
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	353,130	580,949

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	347,103	107,557
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	583,454	748,759
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	700,709	522,035
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	160,363	299,799
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	64,478	27,964
S&P 500 Index Fund - Service Class (NIXR)	754,270	577,986
Small Cap Index Fund - Class A (NSCIXA)	97,947	79,158
Templeton NVIT International Value Fund - Class III (NVTIV3)	75,901	124,235
Genesis Fund - Trust Class (NBGST)	1,009,826	1,495,376
Guardian Fund - Investor Class (NBGF)	156,695	222,443
Guardian Fund - Trust Class (NBGT)	27,305	9,940
Large Cap Value Fund: Investor Class (PF)	282,088	487,778
Large Cap Value Fund: Trust Class (NBPT)	40,100	17,656
Short Duration Bond Fund - Investor Class (NLMB)	24,522	155,392
Socially Responsive Fund - Trust Class (NBSRT)	270,308	286,656
Capital Appreciation Fund- Class A (OCAF)	93,033	114,330
Global Fund- Class A (OGF)	21,817	643,280
Global Strategic Income Fund - Class A (OSI)	27,162	107,371
PIMCO Total Return Fund - Class A (PMTRA)	71,253	404,131
VP International Fund - Class II (ACVI2)	70,883	141,873
Capital & Income Fund (FCI)	10,826	44,225
Equity-Income Fund (FEI)	364,157	1,065,367
High Income Portfolio - Initial Class (FHIP)	146	33
Magellan(R) Fund (FMG)	415,030	1,818,768
Puritan Fund (FPR)	851,151	813,967
VIP Overseas Portfolio - Service Class 2 (FO2)	185,306	543,519
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	507,675	744,867
Putnam Growth Opportunities Fund - Class A (PUGOA)	61,439	14,224
Putnam International Equity Fund - Class A (PUIGA)	137	64
Virtus Balanced Fund: Class A (PBF)	159,626	427,308
Advisors Small Cap Fund - Class A (WRASCA)	20,379	55,864
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)	277,061	550,073
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)	7,621	32,687
Advantage Funds(R) - Growth Fund - Class A (SGRA)	122,868	382,995
Advantage - Large Cap Core - Class A (WFLCCA)	3,948	49,348
Advantage Large Cap Growth Fund - Class A (WFLGA)	149,062	181,453
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)	72,524	173,343
Putnam Voyager Fund: Class A (Obsolete) (PVF)	1,984	75,069

	$23,989,840	$38,086,922

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity and Income Fund - Class A (VKEIA)
2016	0.95%	to	2.05%	27,536	$15.33	to	$14.40	$413,540	1.82%	13.75%	to	12.49%
2015	0.95%	to	2.05%	22,758	13.48	to	12.80	301,280	2.20%	-3.28%	to	-4.35%
2014	0.95%	to	2.05%	22,800	13.93	to	13.38	313,379	2.66%	8.03%	to	6.83%
2013	0.95%	to	2.05%	21,112	12.90	to	12.53	269,661	1.94%	23.77%	to	22.40%
2012	0.95%	to	2.05%	23,806	10.42	to	10.23	246,545	2.46%	11.81%	to	10.56%
Growth and Income Fund - Class A (VKGIA)
2016	0.95%	to	1.65%	35,360	29.78	to	27.03	1,013,491	1.69%	18.68%	to	17.84%
2015	0.95%	to	1.65%	40,588	25.09	to	22.93	985,741	1.47%	-4.07%	to	-4.75%
2014	0.95%	to	1.65%	44,470	26.15	to	24.08	1,128,027	1.79%	9.10%	to	8.33%
2013	0.95%	to	1.65%	53,893	23.97	to	22.23	1,259,679	1.29%	32.57%	to	31.64%
2012	0.95%	to	1.65%	62,426	18.08	to	16.88	1,105,642	1.54%	13.49%	to	12.68%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2016	0.95%	to	1.65%	119,579	32.98	to	29.94	3,775,077	0.00%	-0.49%	to	-1.19%
2015	0.95%	to	1.65%	151,162	33.14	to	30.30	4,831,566	0.00%	0.26%	to	-0.45%
2014	0.95%	to	1.65%	143,438	33.06	to	30.43	4,568,841	0.00%	6.90%	to	6.15%
2013	0.95%	to	1.65%	165,074	30.92	to	28.67	4,935,643	0.00%	35.71%	to	34.75%
2012	0.95%	to	1.50%	30,739	22.79	to	21.59	688,689	0.00%	10.70%	to	10.09%
Aberdeen Small Cap Fund - Class A (PRSCA)
2016	0.95%	to	1.50%	44,273	40.27	to	36.70	2,019,370	0.00%	22.10%	to	21.42%
2015	0.95%	to	1.50%	63,911	32.98	to	30.23	2,284,863	0.00%	7.26%	to	6.67%
2014	0.95%	to	1.50%	47,699	30.75	to	28.34	1,646,462	0.00%	5.72%	to	5.13%
2013	0.95%	to	1.50%	50,050	29.09	to	26.95	1,637,389	0.00%	40.80%	to	40.02%
2012	0.95%	to	1.50%	54,658	20.66	to	19.25	1,270,753	0.00%	12.98%	to	12.35%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2016			1.30%	45,021	11.08			498,906	0.00%			9.20%
2015			1.30%	40,275	10.15			408,704	0.32%			-5.94%
2014			1.30%	45,516	10.79			491,057	2.16%			-2.76%
2013			1.30%	50,873	11.10			564,456	1.28%			-4.33%
2012			1.30%	64,761	11.60			751,061	1.11%			3.32%
U.S. Equity Fund - Institutional Service Class (ADUES)
2016			1.30%	84,286	17.20			1,449,982	0.27%			9.46%
2015			1.30%	87,681	15.72			1,378,070	0.92%			-5.01%
2014			1.30%	100,216	16.55			1,658,192	1.03%			6.55%
2013			1.30%	111,074	15.53			1,724,931	1.07%			25.99%
2012			1.30%	115,225	12.33			1,420,282	1.04%			14.83%
International Growth Fund: Class A (TCIGA)
2016	0.95%	to	1.50%	5,517	10.08	to	9.19	52,633	0.22%	-6.94%	to	-7.45%
2015	0.95%	to	1.50%	5,866	10.83	to	9.93	60,280	0.27%	-0.57%	to	-1.13%
2014	0.95%	to	1.50%	7,021	10.90	to	10.04	73,087	0.69%	-6.43%	to	-6.95%
2013	0.95%	to	1.50%	9,349	11.64	to	10.79	105,277	0.97%	21.40%	to	20.72%
2012	0.95%	to	1.50%	10,666	9.59	to	8.94	99,315	1.46%	20.43%	to	19.76%
International Growth Fund - Investor Class (TCIGR)
2016			1.30%	11,403	28.57			325,813	0.45%			-7.00%
2015			1.30%	12,950	30.72			397,870	0.44%			-0.73%
2014			1.30%	15,665	30.95			484,804	0.98%			-6.57%
2013			1.30%	16,745	33.13			554,689	1.49%			21.35%
2012			1.30%	21,618	27.30			590,110	1.79%			20.28%
Growth Fund - Investor Class (TCG)
2016	0.95%	to	1.50%	90,504	13.32	to	12.14	4,732,920	0.56%	3.17%	to	2.59%
2015	0.95%	to	1.50%	95,491	12.91	to	11.83	5,313,217	0.32%	3.57%	to	2.99%
2014	0.95%	to	1.50%	108,782	12.47	to	11.49	5,723,007	0.27%	10.17%	to	9.56%
2013	0.95%	to	1.50%	134,560	11.32	to	10.49	6,073,758	0.36%	28.14%	to	27.43%
2012	0.95%	to	1.50%	144,835	8.83	to	8.23	5,593,908	0.87%	12.83%	to	12.20%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Income & Growth Fund - Class A (ACIGA)
2016	0.95%	to	1.90%	94,876	16.56	to	14.11	1,514,365	2.10%	12.23%	to	11.15%
2015	0.95%	to	1.90%	107,376	14.76	to	12.69	1,526,225	1.91%	-6.80%	to	-7.69%
2014	0.95%	to	1.90%	114,739	15.84	to	13.75	1,755,481	1.82%	11.15%	to	10.09%
2013	0.95%	to	1.90%	126,524	14.25	to	12.49	1,745,830	1.98%	34.09%	to	32.81%
2012	0.95%	to	1.90%	149,912	10.63	to	9.40	1,544,799	1.87%	13.21%	to	12.12%
Income & Growth Fund - Investor Class (IGF)
2016			1.30%	105,004			33.05	3,470,406	2.37%			12.09%
2015			1.30%	106,114			29.48	3,128,684	2.16%			-6.89%
2014			1.30%	108,068			31.67	3,422,213	2.09%			11.05%
2013			1.30%	115,075			28.52	3,281,439	2.29%			33.96%
2012			1.30%	115,520			21.29	2,459,020	2.08%			13.03%
Short-Term Government Fund - Investor Class (BSTG)
2016	0.95%	to	1.90%	58,445	13.18	to	11.23	1,106,816	0.62%	-0.54%	to	-1.49%
2015	0.95%	to	1.90%	63,426	13.25	to	11.40	1,192,599	0.53%	-0.84%	to	-1.79%
2014	0.95%	to	1.90%	74,772	13.36	to	11.60	1,422,021	0.43%	-0.63%	to	-1.58%
2013	0.95%	to	1.90%	77,831	13.45	to	11.79	1,508,883	0.21%	-1.35%	to	-2.30%
2012	0.95%	to	1.90%	108,398	13.63	to	12.07	2,048,340	0.33%	-0.66%	to	-1.61%
Ultra(R) Fund - Investor Class (TCUL)
2016	0.95%	to	1.65%	252,800	13.40	to	11.90	6,735,832	0.27%	3.39%	to	2.66%
2015	0.95%	to	1.65%	262,570	12.96	to	11.59	7,089,191	0.22%	5.15%	to	4.40%
2014	0.95%	to	1.65%	265,770	12.32	to	11.10	7,044,948	0.32%	8.87%	to	8.10%
2013	0.95%	to	1.65%	292,723	11.32	to	10.27	7,193,793	0.32%	35.61%	to	34.66%
2012	0.95%	to	1.65%	328,206	8.35	to	7.63	5,953,373	0.48%	13.09%	to	12.29%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2016			1.30%	40,079			19.78	792,791	5.85%			12.01%
2015			1.30%	45,923			17.66	810,966	6.20%			-7.74%
2014			1.30%	47,405			19.14	907,332	5.78%			-1.77%
2013			1.30%	51,699			19.49	1,007,394	6.65%			7.67%
2012			1.30%	53,365			18.10	965,740	7.53%			16.19%
Appreciation Fund, Inc. (DAF)
2016	0.95%	to	1.90%	141,580	15.99	to	13.61	2,582,813	1.46%	6.22%	to	5.20%
2015	0.95%	to	1.90%	149,963	15.05	to	12.94	2,586,803	1.66%	-3.44%	to	-4.37%
2014	0.95%	to	1.90%	162,046	15.59	to	13.53	2,912,278	1.65%	7.24%	to	6.21%
2013	0.95%	to	1.90%	178,829	14.53	to	12.74	3,000,290	1.74%	20.30%	to	19.14%
2012	0.95%	to	1.90%	201,744	12.08	to	10.69	2,764,269	1.64%	9.13%	to	8.08%
Balanced Opportunity Fund - Class Z (DPBOZ)
2016	0.95%	to	1.60%	59,877	16.34	to	15.09	937,832	1.44%	9.13%	to	8.42%
2015	0.95%	to	1.60%	51,166	14.97	to	13.92	737,117	1.02%	-1.33%	to	-1.98%
2014	0.95%	to	1.60%	54,674	15.17	to	14.20	801,868	0.99%	6.57%	to	5.87%
2013	0.95%	to	1.60%	61,290	14.23	to	13.41	848,406	0.99%	20.01%	to	19.22%
2012	0.95%	to	1.60%	66,287	11.86	to	11.25	766,707	1.20%	12.35%	to	11.61%
Dreyfus S&P 500 Index Fund (DSPI)
2016			1.30%	219,191			53.78	11,788,858	1.74%			9.90%
2015			1.30%	236,442			48.94	11,570,609	1.60%			-0.40%
2014			1.30%	252,626			49.13	12,412,242	1.56%			11.68%
2013			1.30%	267,603			44.00	11,773,528	1.64%			30.05%
2012			1.30%	276,731			33.83	9,362,126	1.78%			13.95%
Intermediate Term Income Fund - Class A (DPITIA)
2016			1.30%	105,338			12.70	1,338,134	2.02%			0.50%
2015			1.30%	117,563			12.64	1,485,976	2.22%			-2.73%
2014			1.30%	133,452			12.99	1,734,129	1.95%			3.41%
2013			1.30%	107,842			12.57	1,355,191	2.36%			-2.59%
2012			1.30%	117,378			12.90	1,514,251	2.33%			5.79%
Opportunistic Small Cap Fund (DROSC)
2016	0.95%	to	1.50%	5,445	20.86	to	20.28	111,087	0.00%	15.38%	to	14.74%
2015	0.95%	to	1.50%	6,249	18.08	to	17.68	111,298	0.33%	-3.63%	to	-4.17%
2014	0.95%	to	1.50%	6,952	18.77	to	18.45	128,968	0.00%	0.05%	to	-0.50%
2013	0.95%	to	1.50%	6,750	18.76	to	18.54	125,788	0.00%	46.38%	to	45.57%
2012	1.20%	to	1.25%	1,580	12.78	to	12.77	20,186	0.00%	19.28%	to	19.22%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Third Century Fund, Inc. - Class Z (DTC)
2016	0.95%	to	1.45%	21,203	11.80	to	10.84	519,557	0.97%	9.03%	to	8.48%
2015	0.95%	to	1.45%	24,200	10.82	to	10.00	576,897	0.81%	-4.12%	to	-4.60%
2014	0.95%	to	1.45%	31,270	11.29	to	10.48	851,123	0.98%	12.07%	to	11.51%
2013	0.95%	to	1.45%	28,649	10.07	to	9.40	650,096	1.21%	32.81%	to	32.14%
2012	0.95%	to	1.45%	30,148	7.58	to	7.11	526,210	0.67%	10.60%	to	10.04%
Bond Fund - Class F Shares (FBDF)
2016	0.95%	to	2.05%	68,476	23.32	to	19.36	1,635,121	4.06%	7.21%	to	6.03%
2015	0.95%	to	2.05%	72,232	21.75	to	18.26	1,614,536	4.21%	-2.91%	to	-3.99%
2014	0.95%	to	2.05%	77,607	22.40	to	19.02	1,792,897	4.18%	4.76%	to	3.59%
2013	0.95%	to	2.05%	88,730	21.39	to	18.36	1,963,068	4.42%	-0.17%	to	-1.28%
2012	0.95%	to	2.05%	99,418	21.42	to	18.60	2,212,934	4.89%	9.17%	to	7.96%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2016	1.20%	to	1.25%	1,838	14.38	to	14.26	26,297	2.06%	7.91%	to	7.86%
2015	1.20%	to	1.45%	2,479	13.32	to	12.82	32,678	1.77%	-6.79%	to	-7.02%
2014	1.20%	to	1.45%	2,459	14.29	to	13.79	34,787	1.47%	6.34%	to	6.07%
2013	0.95%	to	1.45%	4,171	13.90	to	13.00	56,170	1.41%	30.07%	to	29.41%
2012	0.95%	to	1.45%	5,018	10.69	to	10.04	52,061	2.78%	9.83%	to	9.27%
Federated High Yield Trust: Service Shares (FHYT)
2016	0.95%	to	1.90%	97,140	25.79	to	21.96	2,371,595	4.96%	13.39%	to	12.30%
2015	0.95%	to	1.90%	84,526	22.75	to	19.56	1,788,776	4.94%	-4.50%	to	-5.41%
2014	0.95%	to	1.90%	138,496	23.82	to	20.68	3,162,569	4.86%	3.06%	to	2.07%
2013	0.95%	to	1.90%	165,948	23.11	to	20.26	3,677,026	5.23%	11.12%	to	10.05%
2012	0.95%	to	1.90%	157,579	20.80	to	18.41	3,126,738	6.44%	17.21%	to	16.08%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2016	0.95%	to	1.90%	16,228	18.14	to	15.51	278,392	2.99%	2.67%	to	1.69%
2015	0.95%	to	1.90%	17,742	17.67	to	15.26	297,152	3.38%	-1.26%	to	-2.21%
2014	0.95%	to	1.90%	46,777	17.90	to	15.60	821,606	3.56%	3.05%	to	2.06%
2013	0.95%	to	1.90%	25,007	17.37	to	15.29	416,260	3.86%	0.00%	to	-0.96%
2012	0.95%	to	1.90%	37,865	17.37	to	15.43	636,525	4.01%	8.33%	to	7.28%
Advisor Balanced Fund - Class A (FABA)
2016	0.95%	to	1.50%	6,912	18.30	to	16.68	121,388	1.19%	5.91%	to	5.33%
2015	0.95%	to	1.50%	5,141	17.28	to	15.84	84,728	1.05%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	7,647	17.44	to	16.08	127,980	1.12%	8.79%	to	8.18%
2013	0.95%	to	1.50%	7,548	16.03	to	14.86	116,485	1.04%	19.06%	to	18.40%
2012	0.95%	to	1.50%	10,391	13.47	to	12.55	135,160	1.26%	11.32%	to	10.70%
Advisor Balanced Fund - Class T (FAB)
2016			1.30%	71,592			25.15	1,800,335	0.98%			5.32%
2015			1.30%	70,241			23.88	1,677,086	0.87%			-1.53%
2014			1.30%	76,575			24.25	1,856,690	0.87%			8.16%
2013			1.30%	66,146			22.42	1,482,843	0.87%			18.39%
2012			1.30%	66,501			18.94	1,259,205	1.21%			10.64%
Advisor Equity Growth Fund - Class A (FAEGA)
2016	0.95%	to	1.65%	63,534	12.75	to	11.37	771,145	0.00%	-0.66%	to	-1.36%
2015	0.95%	to	1.65%	69,961	12.84	to	11.52	858,254	0.00%	5.73%	to	4.98%
2014	0.95%	to	1.65%	68,164	12.14	to	10.98	792,514	0.00%	9.85%	to	9.07%
2013	0.95%	to	1.65%	73,519	11.05	to	10.06	781,979	0.00%	34.35%	to	33.40%
2012	0.95%	to	1.65%	76,497	8.23	to	7.54	607,246	0.00%	13.10%	to	12.30%
Advisor Equity Income Fund - Class A (FAEIA)
2016	0.95%	to	1.90%	89,257	22.49	to	19.15	1,901,457	2.00%	16.45%	to	15.34%
2015	0.95%	to	1.90%	101,379	19.31	to	16.60	1,860,007	2.95%	-5.33%	to	-6.24%
2014	0.95%	to	1.90%	107,331	20.40	to	17.71	2,086,190	2.31%	7.37%	to	6.34%
2013	0.95%	to	1.90%	113,997	19.00	to	16.65	2,073,968	1.96%	26.27%	to	25.06%
2012	0.95%	to	1.90%	126,885	15.04	to	13.32	1,832,057	2.47%	15.70%	to	14.58%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advisor Equity Income Fund - Class T (FAEI)
2016			1.30%	50,422			33.32	1,679,949	1.72%			15.75%
2015			1.30%	55,331			28.79	1,592,708	2.68%			-5.85%
2014	1.30%			58,254	30.57			1,781,059	2.03%	6.72%
2013	1.30%			62,482	28.65			1,789,970	1.69%	25.58%
2012	1.30%			76,388	22.81			1,742,583	2.26%	15.06%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2016	0.95%	to	1.50%	32,143	14.72	to	13.42	453,000	0.00%	-1.01%	to	-1.55%
2015	0.95%	to	1.50%	39,198	14.87	to	13.63	559,852	0.00%	3.84%	to	3.26%
2014	0.95%	to	1.50%	44,201	14.32	to	13.20	608,153	0.00%	10.63%	to	10.02%
2013	0.95%	to	1.50%	46,725	12.95	to	12.00	582,728	0.00%	35.26%	to	34.51%
2012	0.95%	to	1.50%	50,561	9.57	to	8.92	467,341	0.00%	17.84%	to	17.18%
Advisor Growth Opportunities Fund - Class T (FAGO)
2016	1.30%			85,084	24.61			2,093,521	0.00%	-1.57%
2015	1.30%			106,324	25.00			2,657,985	0.00%	3.23%
2014	1.30%			113,907	24.22			2,758,344	0.00%	9.99%
2013	1.30%			114,109	22.02			2,512,346	0.00%	34.52%
2012	1.30%			118,799	16.37			1,944,381	0.00%	17.19%
Advisor High Income Advantage Fund - Class T (FAHY)
2016	0.95%	to	1.90%	15,948	27.22	to	23.18	501,382	4.67%	12.39%	to	11.32%
2015	0.95%	to	1.90%	18,235	24.21	to	20.82	518,441	4.66%	-3.99%	to	-4.91%
2014	0.95%	to	1.90%	20,719	25.22	to	21.90	617,855	4.06%	2.88%	to	1.89%
2013	0.95%	to	1.90%	23,033	24.52	to	21.49	670,355	4.52%	9.02%	to	7.97%
2012	0.95%	to	1.90%	26,281	22.49	to	19.90	702,423	4.94%	16.98%	to	15.85%
Advisor Overseas Fund - Class A (FAOA)
2016	1.20%	to	1.50%	63	11.81	to	11.24	738	0.97%	-6.70%	to	-6.99%
2015	1.20%	to	1.50%	63	12.66	to	12.08	794	0.35%	2.39%	to	2.08%
2014	1.20%	to	1.50%	68	12.36	to	11.84	839	0.02%	-9.70%	to	-9.97%
2013	0.95%	to	1.50%	409	14.16	to	13.15	5,729	0.77%	29.43%	to	28.71%
2012	0.95%	to	1.50%	592	10.94	to	10.22	6,362	1.50%	19.62%	to	18.95%
Asset Manager 50% (FAM)
2016	1.30%			42,107	31.51			1,326,723	1.56%	5.05%
2015	1.30%			43,694	29.99			1,310,552	1.77%	-1.73%
2014	1.30%			49,475	30.52			1,510,078	1.53%	4.11%
2013	1.30%			55,673	29.32			1,632,199	1.40%	12.48%
2012	1.30%			63,385	26.07			1,652,169	1.58%	9.92%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.95%	to	1.65%	229,506	8.53	to	8.37	1,940,952	1.91%	6.16%	to	5.41%
2015	0.95%	to	1.65%	254,674	8.04	to	7.94	2,035,581	3.26%	-7.38%	to	-8.04%
2014	0.95%	to	1.65%	269,216	8.68	to	8.64	2,331,260	1.87%	-13.21%	to	-13.62%	****
Balance Sheet Investment Fund - Class A (FRBSI)
2016	0.95%	to	1.65%	44,400	31.98	to	28.50	1,346,742	0.50%	19.31%	to	18.47%
2015	0.95%	to	1.65%	50,386	26.80	to	24.06	1,284,459	0.63%	-10.28%	to	-10.92%
2014	0.95%	to	1.65%	59,720	29.87	to	27.00	1,702,575	0.31%	-0.23%	to	-0.94%
2013	0.95%	to	1.65%	66,572	29.94	to	27.26	1,908,757	1.16%	35.32%	to	34.36%
2012	0.95%	to	1.65%	87,231	22.13	to	20.29	1,861,773	1.43%	14.54%	to	13.73%
Foreign Fund - Class A (TFF)
2016	0.95%	to	1.65%	31,810	19.35	to	17.19	808,259	1.88%	10.57%	to	9.79%
2015	0.95%	to	1.65%	35,755	17.50	to	15.66	826,378	1.21%	-7.97%	to	-8.62%
2014	0.95%	to	1.65%	41,215	19.02	to	17.14	1,049,640	2.43%	-11.65%	to	-12.27%
2013	0.95%	to	1.65%	45,279	21.52	to	19.54	1,311,578	1.40%	25.96%	to	25.07%
2012	0.95%	to	1.65%	50,054	17.09	to	15.62	1,157,090	2.25%	17.43%	to	16.59%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2016	0.95%	to	1.90%	158,078	25.76	to	21.94	4,135,990	2.08%	14.52%	to	13.42%
2015	0.95%	to	1.90%	166,821	22.50	to	19.34	3,821,268	1.67%	-5.01%	to	-5.92%
2014	0.95%	to	1.90%	183,117	23.68	to	20.56	4,434,449	2.81%	6.28%	to	5.26%
2013	0.95%	to	1.90%	213,654	22.28	to	19.53	4,872,229	1.37%	26.53%	to	25.32%
2012	0.95%	to	1.90%	236,898	17.61	to	15.59	4,280,497	1.88%	13.66%	to	12.56%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small-Mid Cap Growth Fund - Class A (FSCG)
2016	0.95%	to	1.80%	75,688	14.38	to	12.46	1,041,908	0.00%	3.34%	to	2.45%
2015	0.95%	to	1.80%	77,471	13.92	to	12.16	1,034,687	0.00%	-2.91%	to	-3.74%
2014	0.95%	to	1.80%	78,722	14.34	to	12.63	1,084,690	0.00%	6.51%	to	5.60%
2013	0.95%	to	1.80%	87,928	13.46	to	11.96	1,142,548	0.00%	37.27%	to	36.09%
2012	0.95%	to	1.80%	100,576	9.81	to	8.79	955,270	0.00%	9.73%	to	8.78%
Real Estate Fund - Class A (AREA)
2016	0.95%	to	1.90%	43,562	15.24	to	14.43	651,732	1.61%	4.80%	to	3.80%
2015	0.95%	to	1.90%	69,382	14.54	to	13.91	997,667	1.15%	0.76%	to	-0.21%
2014	0.95%	to	1.90%	66,038	14.43	to	13.94	943,469	0.85%	26.90%	to	25.69%
2013	0.95%	to	1.90%	76,528	11.37	to	11.09	864,545	1.06%	0.82%	to	-0.15%
2012	0.95%	to	1.90%	88,466	11.28	to	11.10	993,612	0.39%	15.44%	to	14.33%
Small Cap Growth Fund - Investor Class (ASCGI)
2016	0.95%	to	1.65%	15,116	20.71	to	19.19	304,323	0.00%	10.23%	to	9.46%
2015	0.95%	to	1.65%	33,487	18.78	to	17.53	617,078	0.00%	-2.76%	to	-3.44%
2014	0.95%	to	1.65%	19,342	19.32	to	18.16	365,490	0.00%	6.65%	to	5.90%
2013	0.95%	to	1.65%	28,006	18.11	to	17.14	499,925	0.05%	38.58%	to	37.61%
2012	0.95%	to	1.65%	27,450	13.07	to	12.46	353,980	0.00%	17.21%	to	16.38%
Balanced Fund: Class S (JBS)
2016	0.95%	to	1.65%	62,729	17.80	to	16.88	1,096,926	1.84%	3.22%	to	2.49%
2015	0.95%	to	1.65%	70,702	17.25	to	16.47	1,201,478	1.26%	-0.73%	to	-1.43%
2014	0.95%	to	1.65%	70,464	17.37	to	16.71	1,208,627	1.68%	7.07%	to	6.31%
2013	0.95%	to	1.65%	81,019	16.23	to	15.72	1,301,744	1.43%	18.15%	to	17.31%
2012	0.95%	to	1.65%	89,940	13.73	to	13.40	1,226,845	2.19%	11.61%	to	10.82%
Class T (JF)
2016	0.95%	to	2.05%	137,438	10.54	to	8.75	3,440,453	0.21%	-0.48%	to	-1.58%
2015	0.95%	to	2.05%	152,297	10.59	to	8.89	3,856,957	1.44%	4.22%	to	3.06%
2014	0.95%	to	2.05%	167,322	10.16	to	8.63	4,062,395	1.52%	11.71%	to	10.47%
2013	0.95%	to	2.05%	182,285	9.10	to	7.81	4,008,881	0.33%	28.41%	to	26.98%
2012	0.95%	to	2.05%	198,550	7.09	to	6.15	3,390,414	0.59%	16.62%	to	15.32%
Overseas Fund: Class S (JOS)
2016	0.95%	to	1.50%	5,883	8.62	to	8.27	49,701	0.68%	-8.06%	to	-8.57%
2015	0.95%	to	1.50%	7,958	9.38	to	9.05	73,342	3.20%	-9.68%	to	-10.18%
2014	0.95%	to	1.50%	11,462	10.39	to	10.07	116,990	0.41%	-14.75%	to	-15.23%
2013	0.95%	to	1.50%	15,425	12.18	to	11.88	185,541	3.25%	10.78%	to	10.17%
2012	0.95%	to	1.50%	24,526	11.00	to	10.79	267,822	2.39%	11.03%	to	10.41%
Twenty Fund: Class T (JTF)
2016	0.95%	to	1.90%	270,720	13.01	to	11.08	13,034,606	0.97%	2.92%	to	1.94%
2015	0.95%	to	1.90%	312,178	12.64	to	10.87	14,880,691	0.45%	3.94%	to	2.94%
2014	0.95%	to	1.90%	353,227	12.16	to	10.55	16,372,264	1.37%	7.91%	to	6.87%
2013	0.95%	to	1.90%	379,233	11.27	to	9.88	16,532,140	0.68%	31.84%	to	30.58%
2012	0.95%	to	1.90%	420,544	8.55	to	7.56	13,947,114	0.70%	21.15%	to	19.99%
Global Research Fund - Class T (JWF)
2016	1.10%	to	1.45%	79,326	8.27	to	7.79	1,567,926	0.73%	0.79%	to	0.43%
2015	1.10%	to	1.45%	87,163	8.20	to	7.76	1,713,761	0.66%	-3.38%	to	-3.72%
2014	1.10%	to	1.45%	97,348	8.49	to	8.06	1,993,197	0.90%	6.07%	to	5.70%
2013	1.10%	to	1.45%	108,848	8.00	to	7.62	2,113,967	0.50%	26.12%	to	25.67%
2012	0.95%	to	1.45%	119,817	6.47	to	6.07	1,851,784	1.01%	18.70%	to	18.10%
Global Research Fund - Class S (JWS)
2016	0.95%	to	1.65%	14,454	18.30	to	17.35	258,917	0.43%	0.66%	to	-0.04%
2015	0.95%	to	1.65%	16,594	18.18	to	17.36	295,844	0.61%	-3.48%	to	-4.17%
2014	0.95%	to	1.65%	15,065	18.84	to	18.12	279,454	0.66%	5.96%	to	5.21%
2013	0.95%	to	1.65%	15,783	17.78	to	17.22	276,976	0.22%	25.98%	to	25.09%
2012	0.95%	to	1.65%	16,415	14.11	to	13.76	229,314	0.73%	18.41%	to	17.57%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2016	0.95%	to	1.90%	80,865	35.37	to	30.12	2,988,076	0.38%	14.83%	to	13.73%
2015	0.95%	to	1.90%	99,677	30.81	to	26.49	3,220,163	0.01%	-3.40%	to	-4.32%
2014	0.95%	to	1.90%	93,866	31.89	to	27.69	3,149,797	0.00%	9.96%	to	8.90%
2013	0.95%	to	1.90%	90,667	29.00	to	25.42	2,776,184	0.08%	34.08%	to	32.80%
2012	0.95%	to	1.90%	91,719	21.63	to	19.14	2,101,085	0.00%	13.97%	to	12.87%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Strategic Income Fund - Class A (MSI)
2016			1.30%	48,471			19.16	928,726	3.60%			6.44%
2015			1.30%	63,628			18.00	1,145,383	3.83%			-3.34%
2014			1.30%	67,591			18.62	1,258,816	4.16%			1.64%
2013			1.30%	80,144			18.32	1,468,519	4.50%			-0.02%
2012			1.30%	85,387			18.33	1,564,949	4.66%			9.27%
Bond Fund - Institutional Service Class (NBF)
2016	0.95%	to	2.05%	24,945	20.71	to	17.19	1,572,200	2.37%	2.46%	to	1.32%
2015	0.95%	to	2.05%	21,593	20.22	to	16.97	1,255,278	2.53%	-0.82%	to	-1.92%
2014	0.95%	to	2.05%	21,922	20.38	to	17.30	1,296,391	3.55%	3.38%	to	2.23%
2013	0.95%	to	2.05%	22,788	19.72	to	16.92	1,304,321	3.32%	-1.29%	to	-2.39%
2012	0.95%	to	2.05%	23,941	19.97	to	17.34	1,436,368	3.50%	7.29%	to	6.09%
Bond Index Fund - Class A (NBIXA)
2016	0.95%	to	1.50%	35,640	17.11	to	15.63	588,621	1.93%	0.97%	to	0.41%
2015	0.95%	to	1.50%	22,073	16.94	to	15.57	353,897	1.81%	-1.09%	to	-1.64%
2014	0.95%	to	1.50%	22,202	17.13	to	15.83	361,672	2.06%	4.46%	to	3.88%
2013	0.95%	to	1.50%	23,523	16.40	to	15.23	368,848	2.18%	-3.72%	to	-4.26%
2012	0.95%	to	1.65%	25,593	17.03	to	15.62	418,504	2.40%	2.65%	to	1.92%
Nationwide Fund: Class A (NFA)
2016	0.95%	to	1.60%	60,505	16.80	to	16.17	997,560	1.09%	10.25%	to	9.53%
2015	0.95%	to	1.60%	68,364	15.24	to	14.76	1,026,130	0.98%	-0.22%	to	-0.87%
2014	0.95%	to	1.60%	77,761	15.27	to	14.89	1,173,418	0.94%	10.90%	to	10.17%
2013	0.95%	to	1.65%	85,685	13.77	to	13.50	1,169,775	0.97%	28.85%	to	27.94%
2012	0.95%	to	1.65%	101,501	10.69	to	10.55	1,078,616	1.15%	13.15%	to	12.35%
Nationwide Fund - Institutional Service Class (NF)
2016	0.95%	to	1.65%	30,263	17.32	to	15.39	2,663,845	1.33%	10.47%	to	9.69%
2015	0.95%	to	1.65%	30,566	15.68	to	14.03	2,700,680	1.23%	0.07%	to	-0.64%
2014	0.95%	to	1.65%	35,669	15.67	to	14.12	2,992,253	1.20%	11.11%	to	10.33%
2013	0.95%	to	1.65%	32,016	14.10	to	12.80	2,699,788	1.24%	29.20%	to	28.28%
2012	0.95%	to	1.65%	37,854	10.91	to	9.98	2,267,416	1.39%	13.40%	to	12.60%
Government Bond Fund - Institutional Service Class (NGBF)
2016	0.95%	to	1.90%	94,820	17.95	to	15.29	1,778,600	1.64%	-0.99%	to	-1.93%
2015	0.95%	to	1.90%	111,217	18.13	to	15.59	2,124,583	1.64%	-1.04%	to	-1.98%
2014	0.95%	to	1.90%	119,423	18.32	to	15.90	2,319,621	1.55%	3.12%	to	2.13%
2013	0.95%	to	1.90%	130,723	17.76	to	15.57	2,460,567	1.11%	-4.34%	to	-5.26%
2012	0.95%	to	1.90%	192,258	18.57	to	16.44	3,791,513	2.03%	2.69%	to	1.70%
Nationwide Growth Fund - Institutional Class (NGF)
2016	0.95%	to	1.45%	3,460	11.41	to	10.49	228,481	0.64%	2.26%	to	1.74%
2015	0.95%	to	1.45%	5,437	11.16	to	10.31	328,263	0.42%	4.05%	to	3.52%
2014	0.95%	to	1.45%	5,794	10.73	to	9.96	353,718	0.45%	13.43%	to	12.86%
2013	0.95%	to	1.45%	6,320	9.46	to	8.82	349,576	0.48%	29.77%	to	29.12%
2012	0.95%	to	1.45%	10,666	7.29	to	6.83	326,783	0.56%	12.17%	to	11.61%
International Index Fund - Class A (NIIXA)
2016	1.10%	to	1.45%	284	12.21	to	11.53	3,431	2.67%	-0.55%	to	-0.90%
2015	1.10%	to	1.45%	284	12.28	to	11.63	3,452	2.27%	-2.24%	to	-2.59%
2014	1.10%	to	1.45%	284	12.56	to	11.94	3,533	2.72%	-7.16%	to	-7.49%
2013	1.10%	to	1.45%	335	13.53	to	12.91	4,502	2.19%	19.98%	to	19.56%
2012	1.10%	to	1.45%	492	11.28	to	10.80	5,493	2.54%	16.73%	to	16.32%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2016	0.95%	to	1.60%	76,082	17.05	to	15.32	1,229,574	1.84%	9.17%	to	8.46%
2015	0.95%	to	1.60%	84,163	15.62	to	14.13	1,249,353	1.46%	-3.56%	to	-4.19%
2014	0.95%	to	1.65%	88,686	16.19	to	14.64	1,369,144	1.66%	3.39%	to	2.66%
2013	0.95%	to	1.65%	97,693	15.66	to	14.26	1,462,006	1.60%	25.05%	to	24.16%
2012	0.95%	to	1.65%	119,470	12.52	to	11.48	1,436,962	1.82%	14.86%	to	14.04%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Investor Destinations Conservative Fund - Service Class (IDCS)
2016	0.95%	to	1.50%	38,450	15.09	to	13.79	560,597	1.81%	3.63%	to	3.06%
2015	0.95%	to	1.50%	43,709	14.56	to	13.38	614,323	1.50%	-1.18%	to	-1.73%
2014	0.95%	to	1.50%	52,690	14.74	to	13.61	750,420	1.63%	2.58%	to	2.01%
2013	0.95%	to	1.50%	58,486	14.37	to	13.35	815,300	1.47%	2.83%	to	2.26%
2012	0.95%	to	1.60%	66,093	13.97	to	12.89	896,075	1.79%	4.08%	to	3.39%
Investor Destinations Moderate Fund - Service Class (IDMS)
2016	0.95%	to	1.90%	214,185	16.73	to	14.31	3,392,428	2.02%	6.79%	to	5.77%
2015	0.95%	to	1.90%	252,181	15.67	to	13.53	3,754,404	1.42%	-2.53%	to	-3.47%
2014	0.95%	to	1.90%	270,666	16.07	to	14.01	4,148,832	1.73%	2.99%	to	2.01%
2013	0.95%	to	1.90%	287,846	15.61	to	13.74	4,302,408	1.53%	14.44%	to	13.34%
2012	0.95%	to	1.90%	366,259	13.64	to	12.12	4,826,998	1.75%	9.90%	to	8.84%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2016	0.95%	to	1.90%	184,542	17.21	to	14.71	3,018,771	1.98%	8.26%	to	7.22%
2015	0.95%	to	1.90%	198,017	15.89	to	13.72	2,999,339	1.42%	-3.19%	to	-4.12%
2014	0.95%	to	1.90%	226,683	16.42	to	14.31	3,563,846	1.70%	3.26%	to	2.27%
2013	0.95%	to	1.90%	258,330	15.90	to	13.99	3,954,185	1.68%	20.53%	to	19.37%
2012	0.95%	to	1.90%	267,649	13.19	to	11.72	3,405,974	1.81%	12.73%	to	11.64%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2016	0.95%	to	1.60%	44,434	16.36	to	14.70	692,788	1.80%	5.20%	to	4.52%
2015	0.95%	to	1.60%	67,963	15.55	to	14.06	1,003,947	1.53%	-1.60%	to	-2.24%
2014	0.95%	to	1.60%	70,183	15.80	to	14.38	1,057,612	1.72%	2.92%	to	2.25%
2013	0.95%	to	1.60%	74,480	15.35	to	14.07	1,095,259	1.43%	8.41%	to	7.70%
2012	0.95%	to	1.60%	98,732	14.16	to	13.06	1,350,787	1.86%	7.08%	to	6.37%
Mid Cap Market Index Fund - Class A (NMCIXA)
2016	0.95%	to	1.65%	31,031	29.81	to	26.57	884,628	1.01%	18.74%	to	17.91%
2015	0.95%	to	1.65%	34,386	25.10	to	22.53	827,324	0.86%	-3.70%	to	-4.38%
2014	0.95%	to	1.65%	36,141	26.07	to	23.56	907,289	0.77%	8.04%	to	7.28%
2013	0.95%	to	1.65%	44,149	24.13	to	21.96	1,031,349	0.75%	31.46%	to	30.53%
2012	0.95%	to	1.65%	42,441	18.35	to	16.83	753,058	0.86%	16.07%	to	15.25%
Nationwide Government Money Market Fund - Investor Class (MMF)
2016			1.30%	238,631	22.53	to	28.55	5,390,564	0.00%			-1.30%
2015			1.30%	246,868	28.92	to	22.82	5,654,922	0.00%			-1.30%
2014			1.30%	306,037	29.30	to	23.12	7,097,673	0.00%			-1.30%
2013			1.30%	332,842	23.43	to	29.69	7,817,587	0.00%			-1.30%
2012			1.30%	364,519	23.74	to	30.08	8,658,809	0.00%			-1.30%
Money Market Fund - Service Class (MMFR)
2016	0.95%	to	1.90%	267,666	10.72	to	9.13	2,756,374	0.00%	-0.95%	to	-1.89%
2015	0.95%	to	1.90%	289,326	10.82	to	9.31	3,018,509	0.00%	-0.95%	to	-1.90%
2014	0.95%	to	1.90%	308,529	10.93	to	9.49	3,260,465	0.00%	-0.95%	to	-1.90%
2013	0.95%	to	1.90%	347,174	11.03	to	9.67	3,718,433	0.00%	-0.95%	to	-1.90%
2012	0.95%	to	1.90%	364,191	11.14	to	9.86	3,942,002	0.00%	-0.95%	to	-1.91%
Nationwide Growth Fund - Class A (NGFA)
2016	0.95%	to	1.45%	26,297	22.74	to	21.29	573,754	0.36%	1.97%	to	1.46%
2015	0.95%	to	1.45%	34,894	22.30	to	20.98	748,336	0.21%	3.62%	to	3.10%
2014	0.95%	to	1.45%	32,918	21.52	to	20.35	683,482	0.18%	13.11%	to	12.54%
2013	0.95%	to	1.45%	29,293	19.03	to	18.09	539,660	0.20%	29.29%	to	28.64%
2012	0.95%	to	1.45%	32,183	14.72	to	14.06	460,749	0.32%	11.87%	to	11.30%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016			1.30%	67,594			18.92	1,278,616	1.47%			8.05%
2015			1.30%	84,998			17.51	1,488,064	1.36%			-2.29%
2014			1.30%	98,227			17.92	1,759,882	1.68%			3.62%
2013			1.30%	95,124			17.29	1,644,739	1.73%			25.59%
2012			1.30%	92,312			13.77	1,270,859	1.60%			14.39%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016			1.30%	69,909			13.67	955,392	2.46%			2.91%
2015			1.30%	54,185			13.28	719,551	1.91%			-1.04%
2014			1.30%	45,138			13.42	605,703	2.41%			2.54%
2013			1.30%	28,612			13.09	374,432	1.64%			3.47%
2012			1.30%	31,472			12.65	398,051	1.96%			3.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.95%	to	1.45%	158,259	18.00	to	17.31	2,667,457	1.84%	6.13%	to	5.59%
2015	0.95%	to	1.45%	178,303	16.96	to	16.40	2,841,775	1.52%	-1.28%	to	-1.78%
2014	0.95%	to	1.45%	193,361	17.18	to	16.69	3,132,038	1.74%	4.18%	to	3.66%
2013	0.95%	to	1.45%	183,038	16.49	to	16.11	2,855,822	1.76%	15.52%	to	14.94%
2012	0.95%	to	1.45%	173,919	14.28	to	14.01	2,357,754	1.49%	9.76%	to	9.20%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016			1.30%	192,578			18.15	3,495,229	1.79%			7.08%
2015			1.30%	198,100			16.95	3,357,880	1.45%			-2.02%
2014			1.30%	199,795			17.30	3,456,443	1.75%			3.59%
2013			1.30%	188,259			16.70	3,143,922	1.68%			20.79%
2012			1.30%	204,481			13.83	2,827,149	1.63%			12.28%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016			1.30%	45,703			15.42	704,939	1.88%			4.33%
2015			1.30%	57,213			14.78	845,827	1.63%			-1.33%
2014			1.30%	64,027			14.98	959,325	1.80%			3.38%
2013			1.30%	66,850			14.49	968,894	1.74%			9.06%
2012			1.30%	68,753			13.29	913,706	1.72%			6.63%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2016	1.15%	to	1.45%	28,854	10.37	to	10.10	295,390	1.23%	-3.59%	to	-3.88%
2015	1.15%	to	1.45%	25,950	10.75	to	10.51	275,949	0.14%	-1.80%	to	-2.10%
2014	1.20%	to	1.45%	19,793	10.91	to	10.73	214,687	2.09%	-2.54%	to	-2.78%
2013	1.20%	to	1.45%	16,610	11.20	to	11.04	185,035	1.04%	19.62%	to	19.32%
2012	1.20%	to	1.45%	12,862	9.36	to	9.25	119,893	0.39%	14.13%	to	13.84%
S&P 500 Index Fund - Service Class (NIXR)
2016	0.95%	to	2.05%	215,301	16.30	to	13.54	3,611,084	1.56%	10.28%	to	9.06%
2015	0.95%	to	2.05%	218,846	14.78	to	12.41	3,308,197	1.81%	-0.12%	to	-1.23%
2014	0.95%	to	2.05%	216,291	14.80	to	12.57	3,296,759	1.42%	11.98%	to	10.74%
2013	0.95%	to	2.05%	241,912	13.22	to	11.35	3,316,711	1.63%	30.41%	to	28.96%
2012	0.95%	to	2.05%	245,704	10.14	to	8.80	2,572,395	1.63%	14.24%	to	12.97%
Small Cap Index Fund - Class A (NSCIXA)
2016	0.95%	to	1.65%	21,570	25.82	to	23.01	532,653	1.11%	19.68%	to	18.84%
2015	0.95%	to	1.65%	22,349	21.57	to	19.36	461,417	0.91%	-5.72%	to	-6.39%
2014	0.95%	to	1.65%	23,429	22.88	to	20.68	514,247	0.69%	3.47%	to	2.74%
2013	0.95%	to	1.65%	26,501	22.11	to	20.13	564,938	0.89%	36.97%	to	36.00%
2012	0.95%	to	1.65%	31,779	16.15	to	14.80	495,237	1.32%	14.79%	to	13.98%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	1.10%	to	1.40%	17,854	14.29	to	13.96	251,446	1.96%	0.01%	to	-0.30%
2015	1.10%	to	1.40%	21,806	14.29	to	14.01	307,675	2.03%	-4.96%	to	-5.25%
2014	1.15%	to	1.40%	17,903	14.99	to	14.78	266,149	3.63%	-9.20%	to	-9.43%
2013	1.30%	to	1.40%	15,167	16.40	to	16.32	248,656	2.76%	18.53%	to	18.41%
2012	0.95%	to	1.35%	7,878	14.01	to	13.81	108,981	2.92%	18.43%	to	17.95%
Genesis Fund - Trust Class (NBGST)
2016	0.95%	to	1.90%	150,005	50.10	to	42.67	7,355,369	0.05%	16.94%	to	15.82%
2015	0.95%	to	1.90%	169,278	42.84	to	36.84	7,120,997	0.05%	-0.80%	to	-1.75%
2014	0.95%	to	1.90%	197,254	43.19	to	37.50	8,399,981	0.05%	-1.25%	to	-2.20%
2013	0.95%	to	1.90%	227,244	43.74	to	38.34	9,834,432	0.30%	35.59%	to	34.29%
2012	0.95%	to	1.90%	262,029	32.26	to	28.55	8,380,160	0.20%	8.77%	to	7.73%
Guardian Fund - Investor Class (NBGF)
2016			1.30%	35,051			36.39	1,275,509	0.62%			7.78%
2015			1.30%	40,821			33.76	1,378,305	0.63%			-6.00%
2014			1.30%	46,519			35.92	1,670,910	0.71%			7.85%
2013			1.30%	50,223			33.30	1,672,673	0.53%			37.11%
2012			1.30%	56,334			24.29	1,368,345	1.19%			11.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guardian Fund - Trust Class (NBGT)
2016	0.95%	to	1.45%	8,235	19.75	to	18.15	156,138	0.90%	8.02%	to	7.48%
2015	0.95%	to	1.45%	8,668	18.28	to	16.89	152,499	0.65%	-5.89%	to	-6.37%
2014	0.95%	to	1.45%	10,285	19.43	to	18.04	192,786	0.84%	8.11%	to	7.56%
2013	0.95%	to	1.45%	10,825	17.97	to	16.77	188,394	0.53%	37.28%	to	36.59%
2012	0.95%	to	1.45%	13,312	13.09	to	12.28	169,485	1.51%	11.53%	to	10.97%
Large Cap Value Fund: Investor Class (PF)
2016			1.30%	48,012			54.60	2,621,364	0.69%			26.56%
2015			1.30%	53,703			43.14	2,316,695	1.01%			-13.44%
2014			1.30%	61,190			49.84	3,049,634	0.79%			9.57%
2013			1.30%	74,102			45.48	3,370,492	1.28%			29.68%
2012			1.30%	75,068			35.07	2,632,946	1.26%			15.43%
Large Cap Value Fund: Trust Class (NBPT)
2016	0.95%	to	1.90%	6,564	21.69	to	18.47	135,933	1.28%	26.88%	to	25.67%
2015	0.95%	to	1.90%	5,871	17.09	to	14.70	96,170	1.34%	-13.34%	to	-14.18%
2014	0.95%	to	1.90%	8,599	19.72	to	17.12	163,108	0.78%	9.77%	to	8.72%
2013	0.95%	to	1.90%	13,059	17.97	to	15.75	228,011	1.48%	29.84%	to	28.60%
2012	0.95%	to	1.90%	12,655	13.84	to	12.25	170,621	1.14%	15.70%	to	14.58%
Short Duration Bond Fund - Investor Class (NLMB)
2016			1.30%	24,214			14.70	355,841	1.15%			-0.53%
2015			1.30%	32,995			14.77	487,476	1.03%			-1.04%
2014			1.30%	35,390			14.93	528,346	1.22%			-0.86%
2013			1.30%	43,120			15.06	649,307	1.50%			-0.67%
2012			1.30%	47,472			15.16	719,633	2.03%			2.92%
Socially Responsive Fund - Trust Class (NBSRT)
2016	0.95%	to	1.50%	59,715	23.16	to	21.58	1,339,468	1.05%	8.84%	to	8.24%
2015	0.95%	to	1.50%	63,610	21.28	to	19.94	1,310,738	0.97%	-1.50%	to	-2.05%
2014	0.95%	to	1.50%	72,694	21.60	to	20.36	1,525,962	0.97%	9.23%	to	8.63%
2013	0.95%	to	1.50%	77,578	19.77	to	18.74	1,495,130	1.14%	36.65%	to	35.89%
2012	0.95%	to	1.50%	71,799	14.47	to	13.79	1,016,158	0.84%	9.74%	to	9.13%
Capital Appreciation Fund - Class A (OCAF)
2016	0.95%	to	1.80%	80,925	12.62	to	10.97	980,769	0.07%	-3.27%	to	-4.09%
2015	0.95%	to	1.80%	85,139	13.05	to	11.44	1,071,507	0.00%	2.24%	to	1.36%
2014	0.95%	to	1.80%	95,301	12.77	to	11.29	1,177,144	0.00%	13.97%	to	13.00%
2013	0.95%	to	1.80%	103,151	11.20	to	9.99	1,119,015	0.04%	28.01%	to	26.91%
2012	0.95%	to	1.80%	110,486	8.75	to	7.87	939,343	0.56%	12.61%	to	11.64%
Global Fund - Class A (OGF)
2016	0.95%	to	1.90%	69,088	18.95	to	16.14	3,128,798	0.65%	-0.79%	to	-1.74%
2015	0.95%	to	1.90%	80,907	19.10	to	16.43	3,794,604	0.61%	2.90%	to	1.92%
2014	0.95%	to	1.90%	90,170	18.56	to	16.12	4,215,926	0.79%	1.09%	to	0.12%
2013	0.95%	to	1.90%	97,610	18.36	to	16.10	4,604,633	0.80%	25.57%	to	24.37%
2012	0.95%	to	1.90%	114,778	14.62	to	12.94	4,154,982	0.99%	19.60%	to	18.45%
Global Strategic Income Fund - Class A (OSI)
2016	0.95%	to	1.60%	20,954	21.73	to	19.53	433,723	3.82%	5.35%	to	4.66%
2015	0.95%	to	1.60%	25,507	20.63	to	18.66	502,605	4.27%	-3.27%	to	-3.91%
2014	0.95%	to	1.60%	27,143	21.33	to	19.42	553,714	4.56%	1.66%	to	0.99%
2013	0.95%	to	1.60%	54,716	20.98	to	19.23	1,121,873	5.01%	-1.31%	to	-1.96%
2012	0.95%	to	1.60%	99,234	21.26	to	19.61	2,076,433	5.70%	12.41%	to	11.67%
PIMCO Total Return Fund - Class A (PMTRA)
2016	0.95%	to	1.80%	81,775	20.64	to	17.94	1,613,321	2.58%	1.24%	to	0.38%
2015	0.95%	to	1.80%	99,941	20.38	to	17.88	1,947,868	2.46%	-0.63%	to	-1.48%
2014	0.95%	to	1.80%	122,077	20.51	to	18.14	2,404,699	3.61%	3.29%	to	2.40%
2013	0.95%	to	1.80%	135,767	19.86	to	17.72	2,603,418	2.04%	-3.23%	to	-4.06%
2012	0.95%	to	1.80%	157,933	20.52	to	18.47	3,136,611	3.78%	8.89%	to	7.96%
VP International Fund - Class II (ACVI2)
2016	0.95%	to	1.65%	111,506	8.66	to	8.56	960,598	0.93%	-6.45%	to	-7.11%
2015	0.95%	to	1.65%	118,995	9.26	to	9.22	1,099,419	0.00%	-7.40%	to	- 7.84%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Capital & Income Fund (FCI)
2016			1.30%	1,801			143.76	258,909	4.24%			9.30%
2015	1.30%			2,126	131.53			279,629	4.11%	-2.21%
2014	1.30%			2,534	134.50			340,824	4.19%	4.76%
2013	1.30%			2,945	128.39			378,121	4.89%	8.28%
2012	1.30%			3,635	118.57			431,016	5.56%	14.90%
Equity-Income Fund (FEI)
2016	1.30%			34,104	161.73			5,515,808	2.50%	15.86%
2015	1.30%			40,068	139.59			5,593,199	3.52%	-4.78%
2014	1.30%			41,708	146.60			6,114,347	2.60%	7.27%
2013	1.30%			45,454	136.67			6,212,069	2.36%	26.03%
2012	1.30%			48,465	108.44			5,255,711	2.89%	15.71%
High Income Portfolio - Initial Class (FHIP)
2016	1.30%			69	40.94			2,825	5.49%	13.12%
2015	1.30%			69	36.19			2,497	6.61%	-4.88%
2014	1.30%			69	38.05			2,625	5.78%	-0.16%
2013	1.30%			69	38.11			2,630	3.24%	4.57%
2012	1.30%			542	36.45			19,753	5.47%	12.74%
Magellan(R) Fund (FMG)
2016	1.30%			138,345	45.33			6,271,015	0.56%	3.88%
2015	1.30%			172,996	43.64			7,549,066	0.56%	2.70%
2014	1.30%			188,529	42.49			8,010,407	0.74%	12.59%
2013	1.30%			202,330	37.74			7,635,248	0.77%	33.54%
2012	1.30%			218,594	28.26			6,177,252	1.36%	16.45%
Puritan Fund (FPR)
2016	1.30%			116,266	51.68			6,008,264	1.76%	3.67%
2015	1.30%			118,299	49.85			5,897,022	2.11%	0.45%
2014	1.30%			120,282	49.63			5,969,069	1.61%	9.31%
2013	1.30%			129,234	45.40			5,867,321	1.60%	18.77%
2012	1.30%			132,343	38.23			5,058,816	1.83%	12.30%
VIP Overseas Portfolio - Service Class 2 (FO2)
2016	0.95%	to	1.65%	182,467	8.80	to	8.70	1,597,555	1.16%	-6.17%	to	-6.83%
2015	0.95%	to	1.65%	222,466	9.38	to	9.34	2,083,123	1.18%	-6.17%	to	-6.61%	****
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2016	0.95%	to	1.90%	404,756	10.29	to	10.02	4,125,681	0.78%	-1.10%	to	-2.05%
2015	0.95%	to	1.90%	456,661	10.40	to	10.23	4,722,614	1.07%	2.69%	to	1.70%
2014	0.95%	to	1.90%	488,575	10.13	to	10.06	4,937,267	0.87%	1.28%	to	0.63%	****
Putnam Growth Opportunities Fund - Class A (PUGOA)
2016	0.95%	to	1.50%	4,597	10.34	to	10.32	47,506	0.01%	3.44%	to	3.17%	****
Putnam International Equity Fund - Class A (PUIGA)
2016	1.45%	to	1.50%	265	17.28	to	17.16	4,578	3.01%	-4.11%	to	-4.16%
2015	1.45%	to	1.50%	265	18.02	to	17.90	4,774	2.50%	-1.33%	to	-1.38%
2014	1.45%	to	1.50%	265	18.26	to	18.15	4,838	0.88%	-8.18%	to	-8.22%
2013	1.45%	to	1.50%	265	19.89	to	19.78	5,269	0.80%	26.09%	to	26.02%
2012	1.45%	to	1.50%	265	15.77	to	15.69	4,179	1.05%	19.96%	to	19.90%
Virtus Balanced Fund: Class A (PBF)
2016	1.30%			25,408	27.32			694,189	1.47%	-0.86%
2015	1.30%			37,097	27.56			1,022,305	1.70%	-5.24%
2014	1.30%			38,495	29.08			1,119,436	2.08%	3.30%
2013	1.30%			31,246	28.15			879,568	1.88%	13.94%
2012	1.30%			39,829	24.71			984,015	1.35%	10.63%
Advisors Small Cap Fund - Class A (WRASCA)
2016	0.95%	to	1.60%	9,896	33.68	to	30.78	320,990	0.00%	12.35%	to	11.61%
2015	0.95%	to	1.60%	11,537	29.98	to	27.58	333,887	0.00%	-2.95%	to	-3.59%
2014	0.95%	to	1.60%	17,485	30.89	to	28.61	525,726	0.00%	1.89%	to	1.22%
2013	0.95%	to	1.60%	28,978	30.32	to	28.26	859,477	0.00%	40.82%	to	39.89%
2012	0.95%	to	1.60%	30,231	21.53	to	20.20	638,151	0.00%	14.07%	to	13.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
2016	0.95%	to	1.90%	183,270	10.96	to	10.83	2,000,462	0.00%	12.89%	to	11.81%
2015	0.95%	to	1.90%	214,900	9.71	to	9.69	2,084,869	0.00%	-2.92%	to	-3.10%	****
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2016	0.95%	to	1.50%	9,247	10.24	to	10.17	94,264	0.00%	3.16%	to	2.59%
2015	0.95%	to	1.50%	12,247	9.93	to	9.92	121,503	0.00%	-0.73%	to	-0.83%	****
Advantage Funds(R) - Growth Fund - Class A (SGRA)
2016	0.95%	to	1.45%	60,714	9.89	to	9.83	598,535	0.00%	-1.87%	to	-2.36%
2015	0.95%	to	1.50%	99,943	10.07	to	10.06	1,006,382	0.00%	0.73%	to	0.63%	****
Advantage - Large Cap Core - Class A (WFLCCA)
2016	0.95%	to	1.45%	7,725	10.51	to	10.45	80,912	0.65%	7.32%	to	6.78%
2015	0.95%	to	1.45%	12,525	9.80	to	9.79	122,636	0.30%	-2.04%	to	-2.14%	****
Advantage Large Cap Growth Fund - Class A (WFLGA)
2016	1.30%			216,400	9.48			2,052,282	0.00%	-3.74%
2015	1.30%			228,435	9.85			2,250,511	0.00%	-1.48%****
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2016	1.30%			48,317	13.61			657,824	1.29%	6.04%
2015	1.30%			59,399	12.84			762,638	1.09%	-1.91%
2014	1.30%			62,337	13.09			815,959	0.77%	9.09%
2013	1.30%			68,031	12.00			816,297	0.69%	19.99%****
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	1.90%	285,500	20.38	to	18.57	5,644,749	1.19%	25.80%	to	24.59%
2012	0.95%	to	1.90%	298,933	16.20	to	14.90	4,712,644	1.83%	19.80%	to	18.65%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.65%	157,373	18.86	to	17.61	2,875,486	2.23%	21.81%	to	20.95%
2012	0.95%	to	1.65%	170,387	15.48	to	14.56	2,565,261	3.01%	17.18%	to	16.35%
Putnam Voyager Fund: Class A (obsolete) (PVF)
2015	0.95%	to	1.50%	3,394	22.29	to	20.77	73,121	0.57%	-7.14%	to	-7.66%
2014	0.95%	to	1.50%	8,009	24.00	to	22.49	186,858	0.36%	8.51%	to	7.91%
2013	0.95%	to	1.50%	11,766	22.12	to	20.84	254,371	0.90%	42.56%	to	41.77%
2012	0.95%	to	1.50%	13,414	15.51	to	14.70	204,498	1.12%	13.30%	to	12.67%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (obsolete) (SCS)
2014	0.95%	to	1.90%	75,814	26.22	to	22.76	2,475,530	0.00%	4.94%	to	3.93%
2013	0.95%	to	1.90%	88,780	24.98	to	21.90	2,740,531	0.00%	28.04%	to	26.81%
2012	0.95%	to	1.90%	95,925	19.51	to	17.27	2,347,964	0.00%	17.15%	to	16.03%
Advantage Funds - Enterprise Fund - Investor Class (obsolete) (SE)
2014	0.95%	to	1.50%	9,605	17.47	to	17.15	165,979	0.00%	1.00%	to	0.44%
2013	0.95%	to	1.50%	14,415	17.30	to	17.08	247,696	0.00%	40.81%	to	40.03%
2012	0.95%	to	1.50%	12,484	12.29	to	12.20	152,765	0.00%	14.36%	to	13.73%
Advantage Growth Fund - Investor Class (obsolete) (SGR)
2014	0.95%	to	1.50%	39,295	28.87	to	27.13	1,108,907	0.00%	2.61%	to	2.04%
2013	0.95%	to	1.50%	47,709	28.14	to	26.59	1,311,494	0.00%	31.78%	to	31.05%
2012	0.95%	to	1.50%	46,200	21.35	to	20.29	963,531	0.00%	15.45%	to	14.81%
Advantage - Large Cap Core - Investor Class (obsolete) (WFLCCI)
2014	0.95%	to	1.45%	9,060	20.81	to	20.35	187,460	0.12%	13.21%	to	12.63%
2013	0.95%	to	1.45%	5,621	18.38	to	18.06	103,032	0.75%	37.56%	to	36.87%
2012	0.95%	to	1.45%	3,176	13.36	to	13.20	42,214	0.34%	15.46%	to	14.88%
Advantage Large Cap Growth Fund - Investor Class (obsolete) (STR)
2014	1.30%			54,330	43.13			2,343,048	0.00%	7.95%
2013	1.30%			56,407	39.95			2,253,401	0.00%	32.55%
2012	1.30%			55,062	30.14			1,659,528	0.00%	11.03%
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)
2012	1.30%			55,010	12.01			660,879	1.51%	15.68%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	1.65%	118,806	15.61	to	14.47	1,789,185	1.11%	-9.18%	to	-9.82%
2013	0.95%	to	1.65%	128,389	17.18	to	16.05	2,136,165	1.26%	28.92%	to	28.01%
2012	0.95%	to	1.65%	119,109	13.33	to	12.54	1,543,414	1.70%	19.30%	to	18.46%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP International Fund - Class IV (obsolete) (ACVI4)
2014	0.95%	to	1.65%	72,889	17.41	to	16.14	1,223,037	1.56%	-6.55%	to	-7.21%
2013	0.95%	to	1.65%	86,094	18.63	to	17.39	1,551,215	1.61%	21.09%	to	20.23%
2012	0.95%	to	1.65%	96,679	15.38	to	14.46	1,443,632	0.72%	19.85%	to	19.01%
Dynamics Fund - Investor Class (obsolete) (IDF)
2012	0.95%	to	1.65%	287,119	7.78	to	7.11	3,399,521	0.93%	11.83%	to	11.04%
2016	Reserves for annuity contracts in payout phase:								$1,244
2016	Contract owners’ equity:								$184,550,599
2015	Reserves for annuity contracts in payout phase:								$1,176
2015	Contract owners’ equity:								$195,095,152
2014	Reserves for annuity contracts in payout phase:								$1,353
2014	Contract owners’ equity:								$214,532,800
2013	Reserves for annuity contracts in payout phase:								$1,381
2013	Contract owners’ equity:								$221,700,393
2012	Reserves for annuity contracts in payout phase:								$1,201
2012	Contract owners’ equity:								$199,400,854
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.